Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of April 30, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (7.1%)
U.S. Government Securities (6.5%)
	United States Treasury Note/Bond	3.750%	4/15/2028	857	855
	United States Treasury Note/Bond	4.000%	3/31/2030	3,317	3,320
	United States Treasury Note/Bond	3.875%	8/15/2034	1,747	1,695
	United States Treasury Note/Bond	4.625%	2/15/2035	4,438	4,530
	United States Treasury Note/Bond	4.250%	5/15/2035	600	595
	United States Treasury Note/Bond	4.250%	8/15/2035	10,274	10,182
	United States Treasury Note/Bond	4.375%	2/15/2038	1,000	992
[1]	United States Treasury Note/Bond	4.250%	5/15/2039	100	96
	United States Treasury Note/Bond	1.125%	5/15/2040	15,680	9,811
	United States Treasury Note/Bond	4.375%	5/15/2040	5,962	5,749
	United States Treasury Note/Bond	1.125%	8/15/2040	57,155	35,385
[1]	United States Treasury Note/Bond	3.875%	8/15/2040	9,054	8,232
[2]	United States Treasury Note/Bond	1.375%	11/15/2040	21,758	13,913
	United States Treasury Note/Bond	4.250%	11/15/2040	928	877
	United States Treasury Note/Bond	1.875%	2/15/2041	18,320	12,602
	United States Treasury Note/Bond	2.250%	5/15/2041	22,640	16,380
	United States Treasury Note/Bond	4.375%	5/15/2041	932	891
	United States Treasury Note/Bond	1.750%	8/15/2041	13,433	8,917
	United States Treasury Note/Bond	3.750%	8/15/2041	100	88
	United States Treasury Note/Bond	2.000%	11/15/2041	15,248	10,470
	United States Treasury Note/Bond	2.375%	2/15/2042	100	72
	United States Treasury Note/Bond	3.125%	2/15/2042	4,000	3,233
	United States Treasury Note/Bond	3.000%	5/15/2042	6,000	4,745
	United States Treasury Note/Bond	3.250%	5/15/2042	743	609
	United States Treasury Note/Bond	2.750%	8/15/2042	200	152
	United States Treasury Note/Bond	4.000%	11/15/2042	1,000	898
	United States Treasury Note/Bond	3.875%	2/15/2043	4,199	3,701
	United States Treasury Note/Bond	2.875%	5/15/2043	1,000	762
	United States Treasury Note/Bond	3.875%	5/15/2043	10,475	9,212
	United States Treasury Note/Bond	3.625%	8/15/2043	1,000	847
	United States Treasury Note/Bond	4.375%	8/15/2043	3,600	3,370
	United States Treasury Note/Bond	3.750%	11/15/2043	1,000	860
	United States Treasury Note/Bond	3.625%	2/15/2044	6,000	5,054
	United States Treasury Note/Bond	4.500%	2/15/2044	600	569
	United States Treasury Note/Bond	4.625%	5/15/2044	13,416	12,906
	United States Treasury Note/Bond	3.125%	8/15/2044	10,888	8,463
	United States Treasury Note/Bond	4.125%	8/15/2044	4,150	3,732
	United States Treasury Note/Bond	3.000%	11/15/2044	2,600	1,974
	United States Treasury Note/Bond	4.625%	11/15/2044	14,931	14,324
	United States Treasury Note/Bond	2.500%	2/15/2045	800	556
	United States Treasury Note/Bond	4.750%	2/15/2045	4,200	4,091
	United States Treasury Note/Bond	5.000%	5/15/2045	14,735	14,805
	United States Treasury Note/Bond	2.875%	8/15/2045	8,118	5,973
	United States Treasury Note/Bond	4.875%	8/15/2045	7,068	6,983
	United States Treasury Note/Bond	3.000%	11/15/2045	5,185	3,885
	United States Treasury Note/Bond	4.625%	11/15/2045	2,771	2,649
	United States Treasury Note/Bond	2.500%	2/15/2046	11,851	8,096
	United States Treasury Note/Bond	4.625%	2/15/2046	5,450	5,206
	United States Treasury Note/Bond	2.500%	5/15/2046	700	476
	United States Treasury Note/Bond	2.250%	8/15/2046	6,600	4,263
	United States Treasury Note/Bond	2.875%	11/15/2046	1,000	724
	United States Treasury Note/Bond	3.000%	2/15/2047	6,347	4,687
	United States Treasury Note/Bond	3.000%	5/15/2047	10,318	7,590
	United States Treasury Note/Bond	2.750%	8/15/2047	3,661	2,566
	United States Treasury Note/Bond	2.750%	11/15/2047	18,875	13,186
	United States Treasury Note/Bond	3.000%	2/15/2048	9,152	6,680
	United States Treasury Note/Bond	3.125%	5/15/2048	12,199	9,083
	United States Treasury Note/Bond	3.000%	8/15/2048	45,455	32,999
	United States Treasury Note/Bond	3.375%	11/15/2048	3,643	2,824
	United States Treasury Note/Bond	3.000%	2/15/2049	8,810	6,364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	United States Treasury Note/Bond	2.875%	5/15/2049	11,800	8,302
	United States Treasury Note/Bond	2.250%	8/15/2049	23,833	14,664
	United States Treasury Note/Bond	2.375%	11/15/2049	10,000	6,301
	United States Treasury Note/Bond	2.000%	2/15/2050	48,150	27,726
	United States Treasury Note/Bond	1.250%	5/15/2050	20,780	9,748
	United States Treasury Note/Bond	1.375%	8/15/2050	34,140	16,491
	United States Treasury Note/Bond	1.625%	11/15/2050	10,428	5,379
	United States Treasury Note/Bond	1.875%	2/15/2051	22,260	12,215
[1,2]	United States Treasury Note/Bond	2.375%	5/15/2051	67,381	41,684
	United States Treasury Note/Bond	2.000%	8/15/2051	22,210	12,496
[2]	United States Treasury Note/Bond	1.875%	11/15/2051	11,576	6,279
	United States Treasury Note/Bond	2.250%	2/15/2052	5,100	3,035
[2]	United States Treasury Note/Bond	2.875%	5/15/2052	10,685	7,315
	United States Treasury Note/Bond	3.000%	8/15/2052	5,100	3,581
	United States Treasury Note/Bond	4.000%	11/15/2052	4,500	3,821
	United States Treasury Note/Bond	3.625%	2/15/2053	62,075	49,187
	United States Treasury Note/Bond	3.625%	5/15/2053	1,000	792
	United States Treasury Note/Bond	4.125%	8/15/2053	18,930	16,403
	United States Treasury Note/Bond	4.250%	2/15/2054	25,978	22,995
	United States Treasury Note/Bond	4.625%	5/15/2054	2,068	1,948
	United States Treasury Note/Bond	4.250%	8/15/2054	500	442
	United States Treasury Note/Bond	4.500%	11/15/2054	2,305	2,127
	United States Treasury Note/Bond	4.625%	2/15/2055	4,034	3,799
	United States Treasury Note/Bond	4.750%	5/15/2055	4,150	3,990
[2]	United States Treasury Note/Bond	4.750%	8/15/2055	10,421	10,025
	United States Treasury Note/Bond	4.625%	11/15/2055	10,250	9,665
					665,159
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/2039	25,198	26,191
	Tennessee Valley Authority	4.250%	9/15/2065	7,455	5,996
					32,187
Conventional Mortgage-Backed Securities (0.3%)
[3,4]	Fannie Mae Pool	2.120%	10/1/2036	17,147	13,649
[3,4]	Fannie Mae Pool	2.320%	4/1/2036	16,021	13,076
					26,725
Total U.S. Government and Agency Obligations (Cost $756,119)					724,071
Asset-Backed/Commercial Mortgage-Backed Securities (0.3%)
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/2036	16,159	12,868
[3,4]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1522	2.361%	10/25/2036	21,747	17,503
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $38,737)					30,371
Corporate Bonds (81.8%)
Communications (7.9%)
	Alphabet Inc.	5.350%	11/15/2045	29,260	28,310
	Alphabet Inc.	5.500%	2/15/2046	16,785	16,494
	Alphabet Inc.	5.250%	5/15/2055	49,030	45,550
	Alphabet Inc.	5.450%	11/15/2055	16,855	16,113
	Alphabet Inc.	5.650%	2/15/2056	26,727	26,195
	Alphabet Inc.	5.300%	5/15/2065	12,385	11,275
	Alphabet Inc.	5.750%	2/15/2066	8,488	8,270
	Alphabet Inc.	5.700%	11/15/2075	5,859	5,612
[5]	Alphabet Inc.	6.125%	2/13/2126	200	252
[6]	AT&T Inc.	4.050%	6/1/2037	400	464
[6]	AT&T Inc.	2.600%	5/19/2038	800	793
	AT&T Inc.	5.850%	4/30/2046	2,905	2,801
	AT&T Inc.	3.650%	6/1/2051	1,975	1,339
	AT&T Inc.	3.500%	9/15/2053	7,640	4,948
	AT&T Inc.	6.000%	4/30/2056	1,880	1,813
	AT&T Inc.	6.200%	10/30/2056	12,010	11,894
[6]	Booking Holdings Inc.	4.000%	3/1/2044	600	635
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	6/1/2041	2,000	1,386
	Charter Communications Operating LLC / Charter Communications Operating Capital	6.484%	10/23/2045	2,800	2,578
	Charter Communications Operating LLC / Charter Communications Operating Capital	5.750%	4/1/2048	2,020	1,694
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.950%	6/30/2062	1,010	590
	Comcast Corp.	6.450%	3/15/2037	3,000	3,248
	Comcast Corp.	4.600%	10/15/2038	7,265	6,627
	Comcast Corp.	3.250%	11/1/2039	5,540	4,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Comcast Corp.	3.750%	4/1/2040	4,336	3,508
	Comcast Corp.	4.500%	1/15/2043	1,272	1,037
	Comcast Corp.	4.750%	3/1/2044	5,045	4,289
	Comcast Corp.	4.000%	8/15/2047	6,600	4,871
	Comcast Corp.	3.969%	11/1/2047	46,952	34,442
	Comcast Corp.	3.999%	11/1/2049	21,819	15,754
	Comcast Corp.	3.450%	2/1/2050	20,838	13,612
	Comcast Corp.	2.887%	11/1/2051	53,475	30,685
	Comcast Corp.	4.049%	11/1/2052	3,866	2,754
	Comcast Corp.	2.937%	11/1/2056	86,869	47,825
	Comcast Corp.	4.950%	10/15/2058	1,546	1,255
	Comcast Corp.	2.650%	8/15/2062	3,256	1,589
	Comcast Corp.	2.987%	11/1/2063	44,037	23,149
	Comcast Corp.	5.500%	5/15/2064	2,420	2,108
[7]	Deutsche Telekom AG	3.625%	1/21/2050	3,330	2,352
[7]	HUT 8 DC LLC	6.192%	11/15/2042	30,289	30,591
	Meta Platforms Inc.	5.500%	11/15/2045	29,710	27,615
[8]	Meta Platforms Inc.	6.200%	5/15/2046	19,591	19,615
	Meta Platforms Inc.	4.450%	8/15/2052	24,565	19,043
	Meta Platforms Inc.	5.600%	5/15/2053	24,683	22,680
	Meta Platforms Inc.	5.400%	8/15/2054	7,723	6,864
	Meta Platforms Inc.	5.625%	11/15/2055	53,946	49,428
[8]	Meta Platforms Inc.	6.300%	5/15/2056	19,910	19,941
	Meta Platforms Inc.	5.750%	5/15/2063	8,415	7,718
	Meta Platforms Inc.	5.550%	8/15/2064	22,687	20,020
	Meta Platforms Inc.	5.750%	11/15/2065	30,067	27,316
[8]	Meta Platforms Inc.	6.450%	5/15/2066	11,680	11,655
	NBCUniversal Media LLC	5.950%	4/1/2041	3,000	3,035
[7]	NTT Finance Corp.	5.502%	7/16/2035	23,130	23,537
	Orange SA	5.375%	1/13/2042	1,086	1,045
[3,7]	RD Michigan Property Owner I LLC	7.500%	3/30/2045	37,770	37,818
	Time Warner Cable LLC	7.300%	7/1/2038	1,464	1,531
[5]	Time Warner Cable LLC	5.250%	7/15/2042	500	537
	TWDC Enterprises 18 Corp.	3.700%	12/1/2042	2,000	1,581
	TWDC Enterprises 18 Corp.	3.000%	7/30/2046	5,900	4,017
	Uber Technologies Inc.	5.350%	9/15/2054	2,809	2,589
[6]	Verizon Communications Inc.	1.850%	5/18/2040	800	693
	Verizon Communications Inc.	6.000%	11/30/2065	8,440	8,131
	Vodafone Group plc	5.625%	2/10/2053	3,366	3,150
	Vodafone Group plc	5.750%	6/28/2054	2,140	2,025
	Vodafone Group plc	5.875%	6/28/2064	2,420	2,290
	Walt Disney Co.	6.650%	11/15/2037	2,924	3,294
	Walt Disney Co.	3.500%	5/13/2040	21,825	17,905
	Walt Disney Co.	4.750%	9/15/2044	12,772	11,372
	Walt Disney Co.	2.750%	9/1/2049	32,589	20,116
	Walt Disney Co.	3.600%	1/13/2051	3,081	2,231
					801,749
Consumer Discretionary (5.4%)
	Amazon.com Inc.	5.650%	3/13/2046	22,805	22,464
	Amazon.com Inc.	4.050%	8/22/2047	38,578	30,637
	Amazon.com Inc.	2.500%	6/3/2050	21,411	12,391
	Amazon.com Inc.	3.100%	5/12/2051	12,953	8,371
	Amazon.com Inc.	5.450%	11/20/2055	16,480	15,562
	Amazon.com Inc.	5.800%	3/13/2056	43,905	43,196
	Amazon.com Inc.	4.250%	8/22/2057	12,999	10,041
	Amazon.com Inc.	2.700%	6/3/2060	14,038	7,581
	Amazon.com Inc.	5.550%	11/20/2065	22,745	21,176
	Amazon.com Inc.	5.950%	3/13/2066	38,280	37,761
	Amazon.com Inc.	6.050%	3/13/2076	41,245	40,573
[3]	American University	3.672%	4/1/2049	2,854	2,123
	Brown University	2.924%	9/1/2050	1,668	1,084
	California Institute of Technology	3.650%	9/1/2119	4,370	2,721
	Case Western Reserve University	5.405%	6/1/2122	1,997	1,799
[3]	Duke University	2.682%	10/1/2044	3,254	2,399
[3]	Duke University	2.832%	10/1/2055	1,051	649
[7]	ERAC USA Finance LLC	5.250%	4/30/2036	17,780	17,749
[7]	ERAC USA Finance LLC	7.000%	10/15/2037	7,998	9,093
	Ford Foundation	2.415%	6/1/2050	13,985	8,227
	Ford Foundation	2.815%	6/1/2070	2,055	1,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	George Washington University	4.300%	9/15/2044	2,910	2,418
	Georgetown University	2.943%	4/1/2050	9,393	6,000
	Home Depot Inc.	5.875%	12/16/2036	2,595	2,761
	Home Depot Inc.	3.300%	4/15/2040	12,060	9,647
	Home Depot Inc.	5.400%	9/15/2040	1,019	1,028
	Home Depot Inc.	5.950%	4/1/2041	11,203	11,846
	Home Depot Inc.	4.875%	2/15/2044	31,510	28,683
	Home Depot Inc.	4.400%	3/15/2045	2,088	1,769
	Home Depot Inc.	4.250%	4/1/2046	17,084	14,097
	Home Depot Inc.	3.900%	6/15/2047	20,013	15,486
	Home Depot Inc.	4.500%	12/6/2048	2,444	2,053
	Home Depot Inc.	3.125%	12/15/2049	1,622	1,072
	Home Depot Inc.	3.350%	4/15/2050	4,030	2,771
	Home Depot Inc.	2.375%	3/15/2051	10,586	5,904
	Home Depot Inc.	2.750%	9/15/2051	17,840	10,719
	Home Depot Inc.	3.625%	4/15/2052	3,302	2,356
	Home Depot Inc.	4.950%	9/15/2052	3,142	2,793
	Home Depot Inc.	5.300%	6/25/2054	3,869	3,613
	Home Depot Inc.	3.500%	9/15/2056	957	651
	Home Depot Inc.	5.400%	6/25/2064	6,183	5,788
[3]	Johns Hopkins University	2.813%	1/1/2060	2,096	1,204
	Leland Stanford Junior University	2.413%	6/1/2050	1,668	982
	Lowe's Cos. Inc.	2.800%	9/15/2041	4,350	3,064
	Lowe's Cos. Inc.	5.625%	4/15/2053	3,500	3,305
	Marriott International Inc.	5.100%	5/1/2038	10,280	9,853
[3]	Massachusetts Institute of Technology	3.959%	7/1/2038	8,178	7,465
	Massachusetts Institute of Technology	2.989%	7/1/2050	1,668	1,101
	Massachusetts Institute of Technology	3.067%	4/1/2052	1,668	1,102
	Massachusetts Institute of Technology	5.600%	7/1/2111	2,019	1,958
	Massachusetts Institute of Technology	4.678%	7/1/2114	1,373	1,118
	McDonald's Corp.	5.000%	2/13/2036	20,015	19,925
[3]	Northeastern University	2.894%	10/1/2050	10,156	6,620
	President & Fellows of Harvard College	4.875%	10/15/2040	860	844
	President & Fellows of Harvard College	3.150%	7/15/2046	51	36
	President & Fellows of Harvard College	3.745%	11/15/2052	14,472	10,868
	Rockefeller Foundation	2.492%	10/1/2050	27,966	16,682
[6]	Stellantis NV	3.750%	3/19/2036	400	423
	Thomas Jefferson University	3.847%	11/1/2057	1,052	743
	Trustees of the University of Pennsylvania	3.610%	2/15/2119	1,250	774
[3]	University of Chicago	2.761%	4/1/2045	3,446	2,702
[3]	University of Chicago	2.547%	4/1/2050	1,944	1,233
[3]	University of Southern California	3.028%	10/1/2039	2,603	2,130
	University of Southern California	4.976%	10/1/2053	2,254	2,047
	Washington University	3.524%	4/15/2054	2,420	1,727
	Washington University	4.349%	4/15/2122	1,830	1,360
[7]	WK Kellogg Foundation Trust	2.443%	10/1/2050	27,212	15,885
	Yale University	2.402%	4/15/2050	9,795	5,737
					549,079
Consumer Staples (4.6%)
	Altria Group Inc.	4.450%	5/6/2050	1,130	884
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/2046	132,892	120,317
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/2039	6,171	6,274
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	8,971	8,390
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/2048	7,277	6,116
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	51,719	50,449
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/2059	4,010	4,030
	Archer-Daniels-Midland Co.	4.500%	3/15/2049	7,250	6,113
	Archer-Daniels-Midland Co.	2.700%	9/15/2051	7,935	4,730
	BAT Capital Corp.	4.390%	8/15/2037	1,375	1,251
	BAT Capital Corp.	3.734%	9/25/2040	2,000	1,593
	BAT Capital Corp.	7.079%	8/2/2043	1,898	2,096
	BAT Capital Corp.	4.540%	8/15/2047	2,521	2,052
	BAT Capital Corp.	4.758%	9/6/2049	3,617	2,995
	BAT Capital Corp.	5.650%	3/16/2052	415	384
	BAT Capital Corp.	7.081%	8/2/2053	1,913	2,117
[6]	BAT International Finance plc	2.000%	3/13/2045	1,200	938
[7]	Cargill Inc.	5.375%	10/23/2055	8,820	8,258
	Coca-Cola Co.	2.600%	6/1/2050	12,738	7,728
	Coca-Cola Co.	3.000%	3/5/2051	27,703	18,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coca-Cola Co.	2.500%	3/15/2051	13,233	7,762
[7]	Imperial Brands Finance plc	6.375%	7/1/2055	1,740	1,749
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co Holdings	6.375%	2/25/2055	3,345	3,306
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co Holdings	6.375%	4/15/2066	15,610	15,027
	JBS NV / JBS USA Foods Group Holdings Inc. / JBS USA Food Co. Holdings	7.250%	11/15/2053	2,300	2,500
	Kenvue Inc.	5.100%	3/22/2043	7,326	6,948
	Kenvue Inc.	5.050%	3/22/2053	7,890	7,114
	Kraft Heinz Foods Co.	4.375%	6/1/2046	9,780	7,659
	Kroger Co.	5.500%	9/15/2054	2	2
	Kroger Co.	5.650%	9/15/2064	4,249	3,944
[7]	Mars Inc.	5.650%	5/1/2045	42,242	41,528
[7]	Mars Inc.	5.700%	5/1/2055	22,332	21,714
[7]	Mars Inc.	5.800%	5/1/2065	13,107	12,806
[7]	Nestle Holdings Inc.	4.000%	9/24/2048	9,910	7,867
	PepsiCo Inc.	2.750%	10/21/2051	9,941	6,087
	PepsiCo Inc.	4.650%	2/15/2053	15,518	13,393
	Philip Morris International Inc.	6.375%	5/16/2038	5,950	6,499
	Philip Morris International Inc.	4.375%	11/15/2041	5,149	4,480
	Philip Morris International Inc.	3.875%	8/21/2042	7,050	5,679
	Philip Morris International Inc.	4.125%	3/4/2043	24,576	20,343
	Philip Morris International Inc.	4.875%	11/15/2043	9,967	8,967
	Philip Morris International Inc.	4.250%	11/10/2044	4,376	3,631
	Reynolds American Inc.	6.150%	9/15/2043	3,000	3,014
	Walmart Inc.	4.750%	4/30/2036	4,590	4,560
					471,377
Energy (6.0%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.000%	6/15/2036	9,760	9,605
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	5.850%	6/15/2056	9,830	9,699
	BP Capital Markets America Inc.	3.060%	6/17/2041	16,334	12,306
	BP Capital Markets America Inc.	3.000%	2/24/2050	15,538	10,003
	BP Capital Markets America Inc.	2.772%	11/10/2050	24,243	14,804
	BP Capital Markets America Inc.	2.939%	6/4/2051	17,687	11,123
	BP Capital Markets America Inc.	3.001%	3/17/2052	1,843	1,160
	BP Capital Markets America Inc.	3.379%	2/8/2061	9,463	6,068
	ConocoPhillips Co.	3.758%	3/15/2042	1,794	1,452
	ConocoPhillips Co.	4.300%	11/15/2044	1,572	1,322
	ConocoPhillips Co.	5.950%	3/15/2046	1,052	1,081
	ConocoPhillips Co.	3.800%	3/15/2052	32,343	23,628
	ConocoPhillips Co.	5.300%	5/15/2053	7,826	7,227
	ConocoPhillips Co.	5.550%	3/15/2054	4,172	4,002
	ConocoPhillips Co.	4.025%	3/15/2062	31,117	22,380
	ConocoPhillips Co.	5.700%	9/15/2063	10,295	9,903
	Coterra Energy Inc.	5.900%	2/15/2055	4,590	4,415
[7]	DCP Midstream Operating LP	6.750%	9/15/2037	6,241	6,742
	Devon Energy Corp.	5.750%	9/15/2054	4,690	4,421
	Eastern Energy Gas Holdings LLC	6.200%	1/15/2055	1,930	1,959
	Energy Transfer LP	6.100%	2/15/2042	2,000	1,980
	Enterprise Products Operating LLC	5.200%	1/15/2036	8,020	8,095
	Enterprise Products Operating LLC	5.100%	2/15/2045	5,833	5,412
	Enterprise Products Operating LLC	4.900%	5/15/2046	3,568	3,189
	Enterprise Products Operating LLC	4.250%	2/15/2048	9,180	7,439
	Enterprise Products Operating LLC	4.800%	2/1/2049	8,455	7,370
	Enterprise Products Operating LLC	4.200%	1/31/2050	32,406	25,848
	Enterprise Products Operating LLC	3.700%	1/31/2051	2,424	1,761
	Enterprise Products Operating LLC	3.200%	2/15/2052	4,214	2,758
	Enterprise Products Operating LLC	3.300%	2/15/2053	1,898	1,256
	Enterprise Products Operating LLC	4.950%	10/15/2054	1,586	1,393
	Enterprise Products Operating LLC	3.950%	1/31/2060	13,368	9,676
	EOG Resources Inc.	5.350%	1/15/2036	6,990	7,090
	EOG Resources Inc.	4.950%	4/15/2050	13,539	11,993
	EOG Resources Inc.	5.650%	12/1/2054	8,120	7,876
	EOG Resources Inc.	5.950%	7/15/2055	3,910	3,954
	Equinor ASA	3.625%	4/6/2040	14,333	11,925
	Equinor ASA	3.950%	5/15/2043	19,120	15,671
	Equinor ASA	3.250%	11/18/2049	12,487	8,611
	Exxon Mobil Corp.	4.227%	3/19/2040	5,384	4,866
	Exxon Mobil Corp.	4.114%	3/1/2046	16,744	13,856
	Exxon Mobil Corp.	3.095%	8/16/2049	7,873	5,321
	Exxon Mobil Corp.	4.327%	3/19/2050	8,864	7,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Exxon Mobil Corp.	3.452%	4/15/2051	3,680	2,619
	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/2040	3,913	3,226
	Hess Corp.	5.800%	4/1/2047	10,647	10,761
	Occidental Petroleum Corp.	6.050%	10/1/2054	3,910	3,805
	Plains All American Pipeline LP / PAA Finance Corp.	5.600%	1/15/2036	3,950	3,958
[7]	Saudi Arabian Oil Co.	6.375%	6/2/2055	12,415	12,639
[7]	Saudi Arabian Oil Co.	6.000%	2/2/2056	3,170	3,088
	Schlumberger Investment	5.150%	5/7/2036	38,685	38,654
[7]	Shell Finance US Inc.	6.375%	12/15/2038	4,243	4,664
	Shell Finance US Inc.	4.550%	8/12/2043	3,583	3,157
	Shell Finance US Inc.	4.375%	5/11/2045	34,348	29,068
	Shell Finance US Inc.	4.000%	5/10/2046	23,002	18,300
	Shell Finance US Inc.	3.750%	9/12/2046	48,265	36,906
[7]	Shell Finance US Inc.	3.125%	11/7/2049	5,000	3,310
[7]	Shell Finance US Inc.	3.000%	11/26/2051	3,500	2,237
	Shell International Finance BV	2.875%	11/26/2041	8,440	6,151
	Shell International Finance BV	3.625%	8/21/2042	1,257	993
	TotalEnergies Capital International SA	2.986%	6/29/2041	20,847	15,613
[6]	TotalEnergies Capital International SA	3.852%	3/3/2045	1,100	1,177
	TotalEnergies Capital International SA	3.461%	7/12/2049	514	363
	TotalEnergies Capital International SA	3.127%	5/29/2050	30,201	20,023
	TotalEnergies Capital SA	5.488%	4/5/2054	6,870	6,591
	TotalEnergies Capital SA	5.275%	9/10/2054	10,342	9,643
	TotalEnergies Capital SA	5.638%	4/5/2064	11,106	10,681
	TotalEnergies Capital SA	5.425%	9/10/2064	7,310	6,803
	TransCanada PipeLines Ltd.	6.375%	10/17/2056	1,230	1,239
	Transcontinental Gas Pipe Line Co. LLC	5.750%	3/15/2056	13,070	12,713
					606,391
Financials (16.2%)
[7]	200 Park Funding Trust	5.740%	2/15/2055	8,177	7,868
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/2041	4,690	3,768
	Aflac Inc.	4.000%	10/15/2046	942	732
	Aflac Inc.	4.750%	1/15/2049	800	685
	American Express Co.	4.050%	12/3/2042	752	626
	Apollo Global Management Inc.	5.800%	5/21/2054	5,323	5,033
	Apollo Global Management Inc.	6.000%	12/15/2054	1,735	1,697
	Athene Holding Ltd.	3.450%	5/15/2052	9,594	5,859
	Athene Holding Ltd.	6.250%	4/1/2054	3,422	3,137
	Athene Holding Ltd.	6.625%	5/19/2055	4,351	4,201
	Athene Holding Ltd.	6.875%	6/28/2055	4,343	4,214
	Banco Santander SA	5.437%	4/15/2036	11,000	10,932
	Bank of America Corp.	6.110%	1/29/2037	3,957	4,153
	Bank of America Corp.	5.489%	4/23/2037	5,205	5,167
	Bank of America Corp.	4.244%	4/24/2038	42,566	38,802
	Bank of America Corp.	7.750%	5/14/2038	2,400	2,865
	Bank of America Corp.	4.078%	4/23/2040	5,532	4,812
	Bank of America Corp.	2.676%	6/19/2041	47,749	34,358
	Bank of America Corp.	5.875%	2/7/2042	7,136	7,346
	Bank of America Corp.	3.311%	4/22/2042	44,388	34,020
	Bank of America Corp.	5.000%	1/21/2044	2,686	2,504
	Bank of America Corp.	4.875%	4/1/2044	3,000	2,748
	Bank of America Corp.	4.443%	1/20/2048	3,722	3,106
	Bank of America Corp.	3.946%	1/23/2049	28,738	22,182
	Bank of America Corp.	4.330%	3/15/2050	16,316	13,270
	Bank of America Corp.	4.083%	3/20/2051	12,348	9,606
	Bank of America Corp.	2.831%	10/24/2051	2,108	1,295
	Bank of America Corp.	3.483%	3/13/2052	2,068	1,440
	Bank of America Corp.	2.972%	7/21/2052	3,756	2,377
	Bank of New York Mellon Corp.	5.085%	4/23/2037	3,545	3,517
	Barclays plc	3.330%	11/24/2042	2,800	2,081
	Berkshire Hathaway Finance Corp.	4.300%	5/15/2043	2,000	1,752
	Berkshire Hathaway Finance Corp.	4.200%	8/15/2048	4,172	3,405
	Berkshire Hathaway Finance Corp.	4.250%	1/15/2049	4,109	3,360
	Berkshire Hathaway Finance Corp.	3.850%	3/15/2052	9,346	7,055
	BlackRock Funding Inc.	5.350%	1/8/2055	2,485	2,353
[7]	BPCE SA	6.347%	1/13/2047	18,000	17,353
	Brookfield Asset Management Ltd.	6.077%	9/15/2055	4,348	4,296
	Brookfield Finance Inc.	5.813%	3/3/2055	10,645	10,158
	Chubb INA Holdings LLC	4.150%	3/13/2043	1,616	1,358

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chubb INA Holdings LLC	4.350%	11/3/2045	7,463	6,342
	Chubb INA Holdings LLC	2.850%	12/15/2051	5,000	3,102
	Citigroup Inc.	3.878%	1/24/2039	32,752	28,273
	Citigroup Inc.	8.125%	7/15/2039	2,000	2,502
	Citigroup Inc.	5.316%	3/26/2041	5,000	4,863
	Citigroup Inc.	5.875%	1/30/2042	3,694	3,775
	Citigroup Inc.	2.904%	11/3/2042	2,842	2,049
	Citigroup Inc.	4.650%	7/30/2045	5,125	4,483
	Citigroup Inc.	4.281%	4/24/2048	2,250	1,829
	Citigroup Inc.	4.650%	7/23/2048	9,769	8,483
	Citigroup Inc.	5.612%	3/4/2056	14,230	13,725
[7]	Credit Agricole SA	5.261%	1/12/2037	21,940	21,506
[7]	FMR LLC	6.450%	11/15/2039	11,936	12,890
[7]	Global Atlantic Fin Co.	6.750%	3/15/2054	8,150	7,718
	Goldman Sachs Group Inc.	4.939%	10/21/2036	3,440	3,339
	Goldman Sachs Group Inc.	4.017%	10/31/2038	42,974	37,528
	Goldman Sachs Group Inc.	4.411%	4/23/2039	23,952	21,558
	Goldman Sachs Group Inc.	6.250%	2/1/2041	8,492	8,973
	Goldman Sachs Group Inc.	5.387%	2/2/2041	3,992	3,883
	Goldman Sachs Group Inc.	3.210%	4/22/2042	5,340	3,991
	Goldman Sachs Group Inc.	2.908%	7/21/2042	8,670	6,188
	Goldman Sachs Group Inc.	3.436%	2/24/2043	13,893	10,502
	Goldman Sachs Group Inc.	4.800%	7/8/2044	4,806	4,270
	Goldman Sachs Group Inc.	4.750%	10/21/2045	1,730	1,502
	Goldman Sachs Group Inc.	5.561%	11/19/2045	27,919	26,846
	Goldman Sachs Group Inc.	5.541%	1/21/2047	23,195	22,157
	Goldman Sachs Group Inc.	5.734%	1/28/2056	21,271	20,738
	HSBC Holdings plc	5.133%	11/6/2036	15,905	15,619
	HSBC Holdings plc	5.279%	3/10/2037	28,840	28,440
	HSBC Holdings plc	6.500%	9/15/2037	1,815	1,926
	HSBC Holdings plc	6.800%	6/1/2038	11,705	12,651
	HSBC Holdings plc	6.332%	3/9/2044	30,377	32,103
	Huntington Bancshares Inc.	5.605%	1/28/2041	1,570	1,534
	Intercontinental Exchange Inc.	2.650%	9/15/2040	1,000	729
	Intercontinental Exchange Inc.	4.250%	9/21/2048	3,451	2,790
	Intercontinental Exchange Inc.	3.000%	6/15/2050	12,961	8,396
	Intercontinental Exchange Inc.	4.950%	6/15/2052	22,065	19,773
	Intercontinental Exchange Inc.	3.000%	9/15/2060	2,357	1,377
	Intercontinental Exchange Inc.	5.200%	6/15/2062	29,049	25,966
	JPMorgan Chase & Co.	5.193%	2/5/2037	7,088	6,959
	JPMorgan Chase & Co.	5.148%	4/23/2037	10,605	10,548
	JPMorgan Chase & Co.	6.400%	5/15/2038	5,520	6,083
	JPMorgan Chase & Co.	3.882%	7/24/2038	28,032	24,646
	JPMorgan Chase & Co.	5.500%	10/15/2040	9,468	9,646
	JPMorgan Chase & Co.	3.109%	4/22/2041	3,900	2,975
	JPMorgan Chase & Co.	5.600%	7/15/2041	6,608	6,681
	JPMorgan Chase & Co.	2.525%	11/19/2041	3,910	2,739
	JPMorgan Chase & Co.	5.400%	1/6/2042	2,902	2,859
	JPMorgan Chase & Co.	3.157%	4/22/2042	20,315	15,299
	JPMorgan Chase & Co.	5.625%	8/16/2043	3,000	2,987
	JPMorgan Chase & Co.	4.850%	2/1/2044	2,070	1,883
	JPMorgan Chase & Co.	4.950%	6/1/2045	3,000	2,734
	JPMorgan Chase & Co.	5.534%	11/29/2045	35,171	34,763
	JPMorgan Chase & Co.	4.260%	2/22/2048	16,438	13,463
	JPMorgan Chase & Co.	4.032%	7/24/2048	3,272	2,578
	JPMorgan Chase & Co.	3.964%	11/15/2048	82,384	64,194
	JPMorgan Chase & Co.	3.897%	1/23/2049	6,392	4,907
	JPMorgan Chase & Co.	3.109%	4/22/2051	15,567	10,222
	JPMorgan Chase & Co.	3.328%	4/22/2052	13,179	8,933
[7]	LSEG Finance plc	3.200%	4/6/2041	17,274	13,032
[7]	Lseg U.S. Fin Corp.	5.250%	3/23/2036	23,568	23,471
	Manulife Financial Corp.	4.986%	12/11/2035	3,950	3,889
	Marsh & McLennan Cos. Inc.	4.200%	3/1/2048	1,268	1,011
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	2,500	2,192
	Marsh & McLennan Cos. Inc.	2.900%	12/15/2051	734	449
	Marsh & McLennan Cos. Inc.	6.250%	11/1/2052	1,586	1,657
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2053	2,002	1,880
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	1,278	1,247
	Marsh & McLennan Cos. Inc.	5.450%	3/15/2054	2,452	2,299
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	9,340	8,698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	MetLife Inc.	5.875%	2/6/2041	2,500	2,576
	MetLife Inc.	4.125%	8/13/2042	20,180	16,796
	MetLife Inc.	4.875%	11/13/2043	2,044	1,851
	MetLife Inc.	4.600%	5/13/2046	1,586	1,379
	MetLife Inc.	6.350%	3/15/2055	3,419	3,494
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	4,200	3,538
	Mitsubishi UFJ Financial Group Inc.	5.868%	4/21/2047	15,025	15,042
[7]	Mizuho Bank Ltd.	5.772%	4/16/2046	18,165	18,007
	Morgan Stanley	5.296%	4/10/2037	39,780	39,584
[9]	Morgan Stanley	3.971%	7/22/2038	57,941	50,830
	Morgan Stanley	4.457%	4/22/2039	5,169	4,762
	Morgan Stanley	3.217%	4/22/2042	23,585	17,857
	Morgan Stanley	6.375%	7/24/2042	4,373	4,707
	Morgan Stanley	4.300%	1/27/2045	15,323	12,766
	Morgan Stanley	4.375%	1/22/2047	9,167	7,577
	Morgan Stanley	5.597%	3/24/2051	5,208	5,035
	Morgan Stanley	2.802%	1/25/2052	5,586	3,405
	Morgan Stanley	5.516%	11/19/2055	19,216	18,276
	Nasdaq Inc.	6.100%	6/28/2063	7,090	7,154
[7]	Nippon Life Insurance Co.	6.500%	4/30/2055	1,291	1,361
[7]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	6,668	5,058
[7]	Northwestern Mutual Life Insurance Co.	6.170%	5/29/2055	3,798	3,913
[7]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	13,930	9,268
[7]	Omnis Funding Trust	6.722%	5/15/2055	1,526	1,565
	Progressive Corp.	4.125%	4/15/2047	1,894	1,506
	Progressive Corp.	4.200%	3/15/2048	2,472	1,977
	Progressive Corp.	3.950%	3/26/2050	1,000	758
	Progressive Corp.	3.700%	3/15/2052	700	505
	Prudential Financial Inc.	3.000%	3/10/2040	1,051	795
	Prudential Financial Inc.	4.600%	5/15/2044	1,870	1,613
	Prudential Financial Inc.	3.905%	12/7/2047	2,012	1,512
	Prudential Financial Inc.	4.418%	3/27/2048	421	342
	Prudential Financial Inc.	3.935%	12/7/2049	2,228	1,667
	Prudential Financial Inc.	4.350%	2/25/2050	2,226	1,786
	Prudential Financial Inc.	3.700%	3/13/2051	5,438	3,894
	Raymond James Financial Inc.	5.650%	9/11/2055	4,348	4,156
	S&P Global Inc.	3.250%	12/1/2049	2,086	1,418
	S&P Global Inc.	3.700%	3/1/2052	26,394	19,362
[5]	Scottish Widows Ltd.	7.000%	6/16/2043	500	675
[7]	Societe Generale SA	5.400%	4/10/2037	10,000	9,758
	State Street Corp.	4.784%	10/23/2036	12,105	11,816
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	3,000	2,979
	Sumitomo Mitsui Financial Group Inc.	5.570%	1/15/2047	7,705	7,471
[7]	Teachers Insurance & Annuity Association of America	3.300%	5/15/2050	12,040	7,988
	Travelers Cos. Inc.	4.600%	8/1/2043	1,236	1,094
	Travelers Cos. Inc.	4.000%	5/30/2047	2,760	2,174
	Travelers Cos. Inc.	3.050%	6/8/2051	1,000	646
	Travelers Cos. Inc.	5.450%	5/25/2053	4,088	3,917
	UBS AG	4.500%	6/26/2048	2,400	2,036
[7]	UBS Group AG	5.010%	3/23/2037	37,325	36,208
	UBS Group AG	4.875%	5/15/2045	11,600	10,394
[7]	UBS Group AG	5.379%	9/6/2045	5,790	5,501
[7]	UBS Group AG	5.528%	5/6/2047	3,682	3,528
	Visa Inc.	4.300%	12/14/2045	11,473	9,766
	Visa Inc.	3.650%	9/15/2047	4,365	3,329
	Wells Fargo & Co.	3.068%	4/30/2041	11,531	8,686
	Wells Fargo & Co.	5.375%	11/2/2043	4,030	3,774
	Wells Fargo & Co.	5.606%	1/15/2044	37,589	35,975
	Wells Fargo & Co.	4.650%	11/4/2044	7,332	6,174
	Wells Fargo & Co.	3.900%	5/1/2045	8,414	6,611
	Wells Fargo & Co.	4.900%	11/17/2045	6,221	5,384
	Wells Fargo & Co.	4.400%	6/14/2046	14,069	11,291
	Wells Fargo & Co.	4.750%	12/7/2046	12,170	10,270
	Wells Fargo & Co.	5.433%	1/23/2047	9,837	9,352
	Wells Fargo & Co.	5.013%	4/4/2051	66,612	58,920
	Wells Fargo & Co.	4.611%	4/25/2053	27,374	22,643
	Wells Fargo Bank NA	5.850%	2/1/2037	2,000	2,071
	Wells Fargo Bank NA	6.600%	1/15/2038	3,000	3,279
	Westpac Banking Corp.	2.963%	11/16/2040	2,211	1,635
	Westpac Banking Corp.	3.133%	11/18/2041	4,318	3,176

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Wynnton Funding Trust II	5.991%	8/15/2055	4,345	4,280
					1,644,627
Health Care (12.4%)
	Abbott Laboratories	4.650%	3/15/2036	5,420	5,269
	Abbott Laboratories	4.900%	11/30/2046	11,350	10,337
	Abbott Laboratories	5.500%	3/15/2056	15,940	15,410
	Abbott Laboratories	5.600%	3/15/2066	6,795	6,548
	AbbVie Inc.	4.050%	11/21/2039	7,635	6,692
	AbbVie Inc.	4.400%	11/6/2042	6,217	5,439
	AbbVie Inc.	5.350%	3/15/2044	5,716	5,529
	AbbVie Inc.	4.850%	6/15/2044	21,922	19,880
	AbbVie Inc.	4.700%	5/14/2045	16,274	14,375
	AbbVie Inc.	4.450%	5/14/2046	6,471	5,504
	AbbVie Inc.	4.875%	11/14/2048	3,217	2,861
	AbbVie Inc.	4.250%	11/21/2049	73,878	59,656
	AbbVie Inc.	5.400%	3/15/2054	5,879	5,573
	AbbVie Inc.	5.550%	3/15/2056	18,195	17,610
	AbbVie Inc.	5.500%	3/15/2064	5,719	5,414
	AbbVie Inc.	5.650%	3/15/2066	20,680	19,971
	AdventHealth Obligated Group	2.795%	11/15/2051	3,171	1,927
	Advocate Health & Hospitals Corp.	4.272%	8/15/2048	5,453	4,454
	Advocate Health & Hospitals Corp.	3.387%	10/15/2049	5,803	4,082
	Aetna Inc.	4.750%	3/15/2044	1,741	1,467
[3]	Allina Health System	3.887%	4/15/2049	3,607	2,743
	Amgen Inc.	4.950%	10/1/2041	2,415	2,242
	Amgen Inc.	5.650%	6/15/2042	3,000	2,966
	Amgen Inc.	5.600%	3/2/2043	4,901	4,823
	Amgen Inc.	5.650%	2/19/2056	6,015	5,767
	Astrazeneca Finance LLC	4.600%	3/2/2036	20,000	19,488
	AstraZeneca plc	4.375%	8/17/2048	12,000	10,184
	AstraZeneca plc	3.000%	5/28/2051	8,324	5,502
	Baptist Health South Florida Obligated Group	3.115%	11/15/2071	2,337	1,334
	Baptist Healthcare System Obligated Group	3.540%	8/15/2050	1,503	1,061
	Baylor Scott & White Holdings	2.839%	11/15/2050	7,343	4,590
	Beth Israel Lahey Health Inc.	3.080%	7/1/2051	1,950	1,255
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	6,251	5,567
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	3,386	2,787
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	777	656
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	58,510	46,831
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	6,436	3,734
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	10,460	7,530
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	23,696	16,688
	Cencora Inc.	5.650%	2/13/2056	4,685	4,543
	Children's Health System of Texas	2.511%	8/15/2050	2,757	1,598
	Children's Hospital of Philadelphia	2.704%	7/1/2050	1,353	833
	City of Hope	5.623%	11/15/2043	1,955	1,894
	City of Hope	4.378%	8/15/2048	1,753	1,399
	CommonSpirit Health	4.187%	10/1/2049	8,497	6,572
	CommonSpirit Health	5.662%	9/1/2055	4,350	4,142
	CVS Health Corp.	5.050%	3/25/2048	5,830	5,028
	Dignity Health	4.500%	11/1/2042	1,052	903
	Dignity Health	5.267%	11/1/2064	765	677
	Elevance Health Inc.	5.650%	6/15/2054	3,510	3,316
	Elevance Health Inc.	5.700%	2/15/2055	3,580	3,419
	Eli Lilly & Co.	3.875%	3/15/2039	100	85
	Eli Lilly & Co.	5.000%	2/9/2054	4,027	3,637
	Eli Lilly & Co.	5.050%	8/14/2054	23,441	21,333
	Eli Lilly & Co.	5.500%	2/12/2055	9,860	9,601
	Eli Lilly & Co.	4.950%	2/27/2063	7,011	6,104
	Eli Lilly & Co.	5.100%	2/9/2064	10,206	9,123
	Eli Lilly & Co.	5.600%	2/12/2065	27,927	27,014
	Eli Lilly & Co.	5.650%	10/15/2065	5,415	5,288
	GE HealthCare Technologies Inc.	6.377%	11/22/2052	3,000	3,153
	Gilead Sciences Inc.	4.800%	4/1/2044	8,700	7,825
	Gilead Sciences Inc.	5.550%	10/15/2053	12,160	11,742
	Gilead Sciences Inc.	5.500%	11/15/2054	15,800	15,177
	Gilead Sciences Inc.	5.600%	11/15/2064	4,335	4,158
	Hackensack Meridian Health Inc.	2.875%	9/1/2050	1,378	854
	HCA Inc.	5.700%	11/15/2055	9,705	9,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Iowa Health System	3.665%	2/15/2050	2,610	1,939
	Johnson & Johnson	3.700%	3/1/2046	14,310	11,351
	Johnson & Johnson	3.750%	3/3/2047	19,221	15,195
	Kaiser Foundation Hospitals	2.810%	6/1/2041	6,257	4,553
	Kaiser Foundation Hospitals	4.150%	5/1/2047	4,943	4,004
	Kaiser Foundation Hospitals	3.266%	11/1/2049	205	140
	Kaiser Foundation Hospitals	3.002%	6/1/2051	26,969	17,201
	Mayo Clinic	3.196%	11/15/2061	7,496	4,725
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	2,000	1,591
	Merck & Co. Inc.	3.900%	3/7/2039	4,400	3,852
	Merck & Co. Inc.	4.150%	5/18/2043	428	360
	Merck & Co. Inc.	4.900%	5/17/2044	12,077	11,034
	Merck & Co. Inc.	3.700%	2/10/2045	39,123	30,261
	Merck & Co. Inc.	5.500%	3/15/2046	13,140	12,804
	Merck & Co. Inc.	2.750%	12/10/2051	8,864	5,355
	Merck & Co. Inc.	5.700%	9/15/2055	25,030	24,586
	Merck & Co. Inc.	5.550%	12/4/2055	18,025	17,372
	Merck & Co. Inc.	2.900%	12/10/2061	2,320	1,317
	Merck & Co. Inc.	5.150%	5/17/2063	1,504	1,338
	Merck & Co. Inc.	5.700%	12/4/2065	10,685	10,329
	Mount Nittany Medical Center Obligated Group	3.799%	11/15/2052	1,000	734
	MyMichigan Health	3.409%	6/1/2050	5,000	3,412
	New York & Presbyterian Hospital	4.063%	8/1/2056	3,941	3,033
	Northwell Healthcare Inc.	4.800%	11/1/2042	1,052	929
	Northwell Healthcare Inc.	3.979%	11/1/2046	1,954	1,511
	Northwell Healthcare Inc.	4.260%	11/1/2047	1,042	838
	Northwell Healthcare Inc.	3.809%	11/1/2049	2,322	1,695
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/2051	3,757	2,291
	Novant Health Inc.	3.168%	11/1/2051	5,757	3,738
	Novartis Capital Corp.	4.400%	5/6/2044	18,519	16,170
	Novartis Capital Corp.	5.600%	3/18/2046	9,375	9,383
	Novartis Capital Corp.	4.700%	9/18/2054	4,580	3,969
	Novartis Capital Corp.	5.700%	3/18/2056	11,290	11,295
	NYU Langone Hospitals	4.784%	7/1/2044	1,954	1,748
[3]	Orlando Health Obligated Group	3.327%	10/1/2050	1,461	1,023
	PeaceHealth Obligated Group	4.787%	11/15/2048	1,564	1,348
	Pfizer Inc.	4.100%	9/15/2038	9,341	8,447
	Pfizer Inc.	3.900%	3/15/2039	19,485	16,883
	Pfizer Inc.	7.200%	3/15/2039	18,405	21,451
	Pfizer Inc.	2.550%	5/28/2040	5,274	3,825
	Pfizer Inc.	4.300%	6/15/2043	3,059	2,613
	Pfizer Inc.	4.400%	5/15/2044	4,087	3,532
	Pfizer Inc.	4.125%	12/15/2046	3,867	3,127
	Pfizer Inc.	4.200%	9/15/2048	2,552	2,059
	Pfizer Inc.	5.600%	11/15/2055	5,810	5,698
	Pfizer Inc.	5.700%	11/15/2065	1,485	1,428
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/2043	55,116	51,859
	Pfizer Investment Enterprises Pte Ltd.	5.300%	5/19/2053	31,885	29,531
	Pfizer Investment Enterprises Pte Ltd.	5.340%	5/19/2063	25,083	22,707
	Piedmont Healthcare Inc.	2.719%	1/1/2042	2,171	1,525
[3]	Providence St. Joseph Health Obligated Group	3.930%	10/1/2048	50	38
[7]	Roche Holdings Inc.	2.607%	12/13/2051	11,466	6,886
[7]	Roche Holdings Inc.	5.218%	3/8/2054	4,519	4,290
	Stanford Health Care	3.027%	8/15/2051	6,638	4,287
	Sutter Health	3.161%	8/15/2040	6,933	5,344
	Sutter Health	5.547%	8/15/2053	1,586	1,542
	Thermo Fisher Scientific Inc.	4.894%	10/7/2037	6,960	6,834
	Thermo Fisher Scientific Inc.	5.546%	2/12/2046	11,250	11,035
[3]	Trinity Health Corp.	3.434%	12/1/2048	1,101	809
	UnitedHealth Group Inc.	5.800%	3/15/2036	85	89
	UnitedHealth Group Inc.	3.500%	8/15/2039	5,569	4,547
	UnitedHealth Group Inc.	2.750%	5/15/2040	1,642	1,203
	UnitedHealth Group Inc.	5.950%	2/15/2041	8,946	9,223
	UnitedHealth Group Inc.	3.050%	5/15/2041	17,141	12,779
	UnitedHealth Group Inc.	4.375%	3/15/2042	15,189	13,111
	UnitedHealth Group Inc.	3.950%	10/15/2042	4,108	3,336
	UnitedHealth Group Inc.	5.500%	7/15/2044	20,486	19,881
	UnitedHealth Group Inc.	4.750%	7/15/2045	39,704	34,864
	UnitedHealth Group Inc.	4.250%	4/15/2047	12,179	9,796
	UnitedHealth Group Inc.	3.750%	10/15/2047	7,202	5,363

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.250%	6/15/2048	22,943	18,308
	UnitedHealth Group Inc.	3.700%	8/15/2049	18,322	13,263
	UnitedHealth Group Inc.	2.900%	5/15/2050	3,214	2,013
	UnitedHealth Group Inc.	3.250%	5/15/2051	27,502	18,207
	UnitedHealth Group Inc.	4.750%	5/15/2052	12,297	10,399
	UnitedHealth Group Inc.	5.875%	2/15/2053	7,555	7,473
	UnitedHealth Group Inc.	5.375%	4/15/2054	15,051	13,913
	UnitedHealth Group Inc.	5.625%	7/15/2054	34,556	33,119
	UnitedHealth Group Inc.	3.875%	8/15/2059	2,345	1,641
	UnitedHealth Group Inc.	4.950%	5/15/2062	4,000	3,380
	UnitedHealth Group Inc.	6.050%	2/15/2063	3,594	3,604
	UnitedHealth Group Inc.	5.200%	4/15/2063	10,445	9,153
	UnitedHealth Group Inc.	5.500%	4/15/2064	17,732	16,302
	Wyeth LLC	5.950%	4/1/2037	7,065	7,521
	Yale-New Haven Health Services Corp.	2.496%	7/1/2050	1,378	805
					1,263,643
Industrials (6.2%)
[8]	American Airlines 2026-1 Class A Pass Through Trust	5.250%	11/10/2038	8,434	8,419
	Amphenol Corp.	5.300%	11/15/2055	16,122	15,082
[7]	BAE Systems plc	5.500%	3/26/2054	13,963	13,664
	Boeing Co.	3.900%	5/1/2049	2,175	1,591
	Boeing Co.	5.805%	5/1/2050	1,180	1,149
	Boeing Co.	6.858%	5/1/2054	5,242	5,819
	Boeing Co.	5.930%	5/1/2060	2,000	1,933
	Boeing Co.	7.008%	5/1/2064	1,842	2,052
	Burlington Northern Santa Fe LLC	5.050%	3/1/2041	3,000	2,911
	Burlington Northern Santa Fe LLC	4.950%	9/15/2041	2,148	2,054
	Burlington Northern Santa Fe LLC	4.400%	3/15/2042	15,481	13,647
	Burlington Northern Santa Fe LLC	4.375%	9/1/2042	26,678	23,223
	Burlington Northern Santa Fe LLC	4.450%	3/15/2043	1,500	1,308
	Burlington Northern Santa Fe LLC	5.150%	9/1/2043	2,552	2,422
	Burlington Northern Santa Fe LLC	4.900%	4/1/2044	4,066	3,730
	Burlington Northern Santa Fe LLC	4.550%	9/1/2044	26,772	23,314
	Burlington Northern Santa Fe LLC	4.150%	4/1/2045	6,196	5,090
	Burlington Northern Santa Fe LLC	4.050%	6/15/2048	5,104	4,005
	Burlington Northern Santa Fe LLC	4.150%	12/15/2048	16,365	13,055
	Burlington Northern Santa Fe LLC	3.550%	2/15/2050	14,685	10,518
	Burlington Northern Santa Fe LLC	3.050%	2/15/2051	4,684	3,009
	Burlington Northern Santa Fe LLC	3.300%	9/15/2051	13,475	9,071
	Burlington Northern Santa Fe LLC	2.875%	6/15/2052	5,860	3,594
	Burlington Northern Santa Fe LLC	5.200%	4/15/2054	4,586	4,223
	Burlington Northern Santa Fe LLC	5.500%	3/15/2055	8,238	7,934
	Burlington Northern Santa Fe LLC	5.800%	3/15/2056	15,513	15,533
	Canadian National Railway Co.	3.650%	2/3/2048	15,311	11,428
	Canadian Pacific Railway Co.	5.500%	3/15/2056	4,770	4,547
	Caterpillar Inc.	3.803%	8/15/2042	19,467	16,136
	CSX Corp.	4.750%	5/30/2042	5,071	4,631
	CSX Corp.	3.800%	11/1/2046	4,214	3,233
	CSX Corp.	3.350%	9/15/2049	31,280	21,538
	CSX Corp.	3.800%	4/15/2050	1,167	866
	CSX Corp.	4.500%	11/15/2052	6,000	4,995
	CSX Corp.	4.900%	3/15/2055	5,000	4,422
	Eaton Corp.	4.800%	3/6/2036	10,370	10,211
[7]	Fedex Freight Holding Co. Inc.	5.250%	3/15/2036	2,970	2,890
[7]	Honeywell Aerospace Inc.	4.950%	3/16/2036	4,365	4,316
[7]	Honeywell Aerospace Inc.	5.622%	3/16/2046	21,679	21,337
[7]	Honeywell Aerospace Inc.	5.732%	3/16/2056	19,567	19,218
[7]	Honeywell Aerospace Inc.	5.852%	3/16/2066	13,805	13,583
	Lockheed Martin Corp.	3.800%	3/1/2045	8,646	6,796
	Lockheed Martin Corp.	2.800%	6/15/2050	28,396	17,694
	Lockheed Martin Corp.	4.090%	9/15/2052	24,031	18,706
	Lockheed Martin Corp.	4.150%	6/15/2053	26,008	20,328
	Lockheed Martin Corp.	4.300%	6/15/2062	5,168	3,989
	Lockheed Martin Corp.	5.200%	2/15/2064	7,032	6,358
	Norfolk Southern Corp.	2.900%	8/25/2051	12,800	7,867
	Northrop Grumman Corp.	5.050%	11/15/2040	8,184	7,903
	Northrop Grumman Corp.	4.030%	10/15/2047	8,875	6,974
	Northrop Grumman Corp.	5.250%	5/1/2050	700	650
	Northrop Grumman Corp.	4.950%	3/15/2053	3,142	2,774

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northrop Grumman Corp.	5.200%	6/1/2054	33,152	30,388
	RTX Corp.	6.125%	7/15/2038	164	176
	RTX Corp.	5.700%	4/15/2040	1,000	1,026
	RTX Corp.	4.875%	10/15/2040	5,477	5,176
	RTX Corp.	4.500%	6/1/2042	2,250	1,990
	RTX Corp.	5.375%	2/27/2053	6,100	5,727
	RTX Corp.	6.400%	3/15/2054	2,550	2,744
	Union Pacific Corp.	3.200%	5/20/2041	14,135	10,927
	Union Pacific Corp.	3.375%	2/14/2042	25,755	19,975
	Union Pacific Corp.	3.799%	10/1/2051	763	564
	Union Pacific Corp.	3.500%	2/14/2053	20,845	14,514
	Union Pacific Corp.	5.600%	12/1/2054	17,048	16,647
	Union Pacific Corp.	3.550%	5/20/2061	7,729	5,109
	Union Pacific Corp.	5.150%	1/20/2063	17,912	15,970
	Union Pacific Corp.	3.850%	2/14/2072	8,674	5,909
	United Parcel Service Inc.	3.625%	10/1/2042	196	154
	United Parcel Service Inc.	4.250%	3/15/2049	8,615	6,927
	United Parcel Service Inc.	3.400%	9/1/2049	4,650	3,231
	United Parcel Service Inc.	5.500%	5/22/2054	16,858	16,063
	United Parcel Service Inc.	5.950%	5/14/2055	2,175	2,206
	United Parcel Service Inc.	6.050%	5/14/2065	3,495	3,523
	Waste Management Inc.	5.350%	10/15/2054	16,910	16,095
					626,781
Materials (1.3%)
	Amcor Flexibles North America Inc.	5.125%	3/12/2036	11,760	11,459
	BHP Billiton Finance USA Ltd.	4.125%	2/24/2042	15,062	12,788
	BHP Billiton Finance USA Ltd.	5.000%	9/30/2043	17,212	16,072
	BHP Billiton Finance USA Ltd.	5.500%	9/8/2053	4,014	3,892
	BHP Billiton Finance USA Ltd.	5.750%	9/5/2055	8,170	8,201
	Corp. Nacional del Cobre de Chile	6.780%	1/13/2055	2,410	2,574
	CRH America Finance Inc.	5.600%	2/9/2056	10,000	9,567
[7]	Glencore Funding LLC	6.141%	4/1/2055	16,815	17,023
	Linde Inc.	3.550%	11/7/2042	1,807	1,421
	Linde Inc.	2.000%	8/10/2050	112	59
[6]	Linde plc	1.000%	9/30/2051	900	517
	Martin Marietta Materials Inc.	5.500%	12/1/2054	4	4
	Nucor Corp.	5.200%	8/1/2043	1,000	952
	Nucor Corp.	4.400%	5/1/2048	1,000	834
	Rio Tinto Alcan Inc.	5.750%	6/1/2035	2,000	2,098
	Rio Tinto Finance USA Ltd.	5.200%	11/2/2040	2,292	2,245
	Rio Tinto Finance USA Ltd.	2.750%	11/2/2051	20,435	12,379
	Rio Tinto Finance USA plc	4.125%	8/21/2042	17,956	15,159
	Rio Tinto Finance USA plc	5.125%	3/9/2053	4,122	3,773
	Rio Tinto Finance USA plc	5.750%	3/14/2055	11,575	11,584
	Rio Tinto Finance USA plc	5.875%	3/14/2065	3,470	3,489
					136,090
Real Estate (0.6%)
	American Homes 4 Rent LP	3.375%	7/15/2051	2,045	1,334
	American Homes 4 Rent LP	4.300%	4/15/2052	2,500	1,915
[6]	Digital Euro Finco LLC	4.250%	11/20/2037	1,200	1,356
	Essex Portfolio LP	4.500%	3/15/2048	1,828	1,493
[7]	Goodman U.S. Finance Eight LLC	5.875%	4/28/2046	6,450	6,289
	Mid-America Apartments LP	2.875%	9/15/2051	2,410	1,499
	Prologis LP	3.050%	3/1/2050	6,104	3,974
	Prologis LP	5.250%	6/15/2053	2,361	2,200
	Prologis LP	5.250%	3/15/2054	2,893	2,688
	Realty Income Corp.	5.375%	9/1/2054	3,686	3,503
	Simon Property Group LP	6.750%	2/1/2040	1,152	1,293
	Simon Property Group LP	4.250%	10/1/2044	3,011	2,489
	Simon Property Group LP	4.250%	11/30/2046	3,000	2,438
	Simon Property Group LP	3.250%	9/13/2049	19,990	13,547
	Simon Property Group LP	3.800%	7/15/2050	1,686	1,248
	Simon Property Group LP	5.850%	3/8/2053	5,482	5,461
	Simon Property Group LP	6.650%	1/15/2054	4,231	4,669
[6]	Unibail-Rodamco-Westfield SE	1.750%	7/1/2049	900	593
					57,989
Technology (6.3%)
	Advanced Micro Devices Inc.	4.393%	6/1/2052	3,510	2,908
	Apple Inc.	3.850%	5/4/2043	34,227	28,301

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Apple Inc.	3.450%	2/9/2045	24,076	18,284
	Apple Inc.	4.250%	2/9/2047	25,116	21,045
	Apple Inc.	2.650%	2/8/2051	44,470	27,013
	Apple Inc.	2.700%	8/5/2051	31,387	19,137
	Applied Materials Inc.	5.100%	10/1/2035	95	96
[7]	Broadcom Inc.	4.926%	5/15/2037	5,000	4,869
	Broadcom Inc.	4.900%	2/15/2038	68,018	65,691
	Broadcom Inc.	3.500%	2/15/2041	13,189	10,542
	Broadcom Inc.	5.700%	1/15/2056	18,542	18,408
	Cisco Systems Inc.	5.900%	2/15/2039	8,447	8,930
	Cisco Systems Inc.	5.500%	1/15/2040	25,212	25,693
	Cisco Systems Inc.	5.300%	2/26/2054	10,774	10,078
	Cisco Systems Inc.	5.500%	2/24/2055	6,070	5,847
	Cisco Systems Inc.	5.350%	2/26/2064	5,070	4,668
[7]	Foundry JV Holdco LLC	6.200%	1/25/2037	14,030	14,794
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	4,855	4,379
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	13,449	12,315
	Intel Corp.	2.800%	8/12/2041	4,971	3,460
	Intel Corp.	3.734%	12/8/2047	5,401	3,856
	Intel Corp.	3.250%	11/15/2049	5,675	3,653
	Intel Corp.	4.750%	3/25/2050	1,000	820
	Intel Corp.	3.050%	8/12/2051	3,465	2,135
	Intel Corp.	6.125%	5/15/2056	16,977	16,870
	Intel Corp.	3.100%	2/15/2060	4,340	2,442
	International Business Machines Corp.	4.150%	5/15/2039	17,609	15,221
	International Business Machines Corp.	4.000%	6/20/2042	4,654	3,749
	International Business Machines Corp.	4.250%	5/15/2049	17,992	13,794
	International Business Machines Corp.	3.430%	2/9/2052	6,594	4,294
	International Business Machines Corp.	4.900%	7/27/2052	16,029	13,341
	International Business Machines Corp.	5.800%	2/3/2056	6,289	5,957
	KLA Corp.	5.000%	3/15/2049	1,326	1,201
	KLA Corp.	4.950%	7/15/2052	3,998	3,583
	Microsoft Corp.	2.525%	6/1/2050	78,974	46,591
	Microsoft Corp.	2.921%	3/17/2052	51,981	33,091
	NVIDIA Corp.	3.500%	4/1/2040	14,926	12,428
	NVIDIA Corp.	3.500%	4/1/2050	16,967	12,466
	NVIDIA Corp.	3.700%	4/1/2060	10,107	7,236
	Oracle Corp.	6.550%	2/4/2046	18,119	16,817
	Oracle Corp.	6.700%	2/4/2056	22,349	20,593
	Oracle Corp.	6.850%	2/4/2066	3,000	2,749
	QUALCOMM Inc.	4.500%	5/20/2052	4,916	4,042
	QUALCOMM Inc.	6.000%	5/20/2053	2,390	2,443
	Salesforce Inc.	2.700%	7/15/2041	5,402	3,685
	Salesforce Inc.	6.400%	3/15/2046	8,330	8,321
	Salesforce Inc.	2.900%	7/15/2051	2,302	1,330
	Salesforce Inc.	6.550%	3/15/2056	38,416	38,162
	Salesforce Inc.	6.700%	3/15/2066	16,790	16,858
	Synopsys Inc.	5.700%	4/1/2055	3,310	3,170
	Texas Instruments Inc.	2.700%	9/15/2051	3,000	1,803
	Texas Instruments Inc.	4.100%	8/16/2052	1,250	982
	Texas Instruments Inc.	5.050%	5/18/2063	10,264	9,100
					639,241
Utilities (14.9%)
	AEP Texas Inc.	5.850%	10/15/2055	3,100	2,979
	AEP Transmission Co. LLC	3.750%	12/1/2047	21,097	15,622
	AEP Transmission Co. LLC	3.650%	4/1/2050	138	100
	AEP Transmission Co. LLC	4.500%	6/15/2052	2,412	1,979
	AEP Transmission Co. LLC	5.400%	3/15/2053	1,190	1,119
	Alabama Power Co.	6.000%	3/1/2039	5,617	5,933
	Alabama Power Co.	5.500%	3/15/2041	13,733	13,647
	Alabama Power Co.	5.200%	6/1/2041	8,499	8,217
	Alabama Power Co.	3.850%	12/1/2042	1,076	863
	Alabama Power Co.	3.750%	3/1/2045	17,644	13,553
	Alabama Power Co.	3.450%	10/1/2049	554	386
	Alabama Power Co.	3.125%	7/15/2051	2,906	1,880
	Ameren Illinois Co.	4.500%	3/15/2049	7,578	6,289
	Ameren Illinois Co.	2.900%	6/15/2051	3,172	1,953
	Ameren Illinois Co.	5.900%	12/1/2052	2,763	2,787
	Appalachian Power Co.	4.400%	5/15/2044	2,097	1,720

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Appalachian Power Co.	3.700%	5/1/2050	3,760	2,655
Arizona Public Service Co.	5.900%	8/15/2055	14,360	14,099
Atmos Energy Corp.	4.150%	1/15/2043	1,521	1,275
Atmos Energy Corp.	4.125%	10/15/2044	2,150	1,783
Atmos Energy Corp.	3.375%	9/15/2049	6,281	4,349
Atmos Energy Corp.	5.000%	12/15/2054	16,495	14,664
Atmos Energy Corp.	5.450%	1/15/2056	5,425	5,159
Baltimore Gas & Electric Co.	6.350%	10/1/2036	1,176	1,279
Baltimore Gas & Electric Co.	3.750%	8/15/2047	1,500	1,118
Baltimore Gas & Electric Co.	4.250%	9/15/2048	14,737	11,825
Baltimore Gas & Electric Co.	4.550%	6/1/2052	5,982	4,944
Berkshire Hathaway Energy Co.	6.125%	4/1/2036	42	45
Berkshire Hathaway Energy Co.	5.950%	5/15/2037	4,983	5,280
Berkshire Hathaway Energy Co.	5.150%	11/15/2043	15,638	14,643
Berkshire Hathaway Energy Co.	4.500%	2/1/2045	27,914	23,818
Berkshire Hathaway Energy Co.	3.800%	7/15/2048	112	82
Berkshire Hathaway Energy Co.	4.450%	1/15/2049	5,128	4,174
Berkshire Hathaway Energy Co.	2.850%	5/15/2051	3,000	1,810
CenterPoint Energy Houston Electric LLC	2.900%	7/1/2050	5,334	3,350
CenterPoint Energy Houston Electric LLC	3.600%	3/1/2052	2,000	1,422
CenterPoint Energy Houston Electric LLC	4.850%	10/1/2052	52	46
CenterPoint Energy Houston Electric LLC	5.300%	4/1/2053	1,842	1,724
CenterPoint Energy Resources Corp.	5.850%	1/15/2041	1,500	1,530
CMS Energy Corp.	4.875%	3/1/2044	3,048	2,661
Commonwealth Edison Co.	5.900%	3/15/2036	2,956	3,125
Commonwealth Edison Co.	3.800%	10/1/2042	16,152	12,987
Commonwealth Edison Co.	4.600%	8/15/2043	8,661	7,562
Commonwealth Edison Co.	4.700%	1/15/2044	2,647	2,331
Commonwealth Edison Co.	3.700%	3/1/2045	13,244	10,122
Commonwealth Edison Co.	4.350%	11/15/2045	8,500	7,035
Commonwealth Edison Co.	3.650%	6/15/2046	3,318	2,475
Commonwealth Edison Co.	4.000%	3/1/2049	10,053	7,676
Commonwealth Edison Co.	3.000%	3/1/2050	2,000	1,273
Commonwealth Edison Co.	3.125%	3/15/2051	2,138	1,382
Commonwealth Edison Co.	2.750%	9/1/2051	1,500	895
Commonwealth Edison Co.	3.850%	3/15/2052	1,500	1,100
Commonwealth Edison Co.	5.300%	2/1/2053	2,290	2,126
Commonwealth Edison Co.	5.950%	6/1/2055	11,905	12,032
Connecticut Light & Power Co.	6.350%	6/1/2036	956	1,039
Connecticut Light & Power Co.	4.300%	4/15/2044	1,502	1,257
Connecticut Light & Power Co.	4.150%	6/1/2045	12,588	10,229
Consolidated Edison Co. of New York Inc.	6.200%	6/15/2036	2,930	3,146
Consolidated Edison Co. of New York Inc.	6.750%	4/1/2038	1,818	2,052
Consolidated Edison Co. of New York Inc.	5.500%	12/1/2039	6,987	7,027
Consolidated Edison Co. of New York Inc.	5.700%	6/15/2040	861	875
Consolidated Edison Co. of New York Inc.	4.200%	3/15/2042	8,145	6,853
Consolidated Edison Co. of New York Inc.	3.950%	3/1/2043	9,516	7,674
Consolidated Edison Co. of New York Inc.	4.450%	3/15/2044	40,131	34,220
Consolidated Edison Co. of New York Inc.	4.500%	12/1/2045	86	72
Consolidated Edison Co. of New York Inc.	3.850%	6/15/2046	7,086	5,445
Consolidated Edison Co. of New York Inc.	3.875%	6/15/2047	1,068	814
Consolidated Edison Co. of New York Inc.	4.650%	12/1/2048	3,063	2,594
Consolidated Edison Co. of New York Inc.	4.125%	5/15/2049	1,086	850
Consolidated Edison Co. of New York Inc.	3.200%	12/1/2051	28,643	18,653
Consolidated Edison Co. of New York Inc.	5.900%	11/15/2053	16,716	16,733
Consolidated Edison Co. of New York Inc.	5.700%	5/15/2054	19,521	19,080
Consolidated Edison Co. of New York Inc.	5.750%	11/15/2055	2,555	2,503
Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	1,041	827
Consolidated Edison Co. of New York Inc.	3.000%	12/1/2060	8,330	4,841
Constellation Energy Generation LLC	5.875%	1/15/2066	2,830	2,723
Consumers Energy Co.	3.750%	2/15/2050	2,090	1,539
Consumers Energy Co.	3.100%	8/15/2050	22,969	15,004
Consumers Energy Co.	2.650%	8/15/2052	1,032	620
Consumers Energy Co.	4.200%	9/1/2052	2,500	1,968
Dominion Energy Inc.	4.050%	9/15/2042	9	7
Dominion Energy Inc.	4.850%	8/15/2052	1,500	1,258
Dominion Energy South Carolina Inc.	6.050%	1/15/2038	3,778	3,998
Dominion Energy South Carolina Inc.	5.450%	2/1/2041	3,000	2,961
Dominion Energy South Carolina Inc.	4.600%	6/15/2043	2,340	2,051
Dominion Energy South Carolina Inc.	6.250%	10/15/2053	3,093	3,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Electric Co.	4.300%	7/1/2044	3,320	2,768
	DTE Electric Co.	3.700%	3/15/2045	2,921	2,222
	DTE Electric Co.	2.950%	3/1/2050	2,533	1,625
	DTE Electric Co.	3.250%	4/1/2051	2,000	1,333
	DTE Electric Co.	5.400%	4/1/2053	2,386	2,255
	DTE Electric Co.	5.850%	5/15/2055	4,190	4,191
	DTE Electric Co.	5.550%	3/1/2056	3,930	3,768
	Duke Energy Carolinas LLC	5.300%	2/15/2040	6,888	6,819
	Duke Energy Carolinas LLC	4.250%	12/15/2041	7,251	6,255
	Duke Energy Carolinas LLC	4.000%	9/30/2042	32,230	26,438
	Duke Energy Carolinas LLC	3.750%	6/1/2045	2,429	1,856
	Duke Energy Carolinas LLC	3.875%	3/15/2046	2,086	1,607
	Duke Energy Carolinas LLC	3.700%	12/1/2047	1,586	1,173
	Duke Energy Carolinas LLC	3.200%	8/15/2049	957	638
	Duke Energy Carolinas LLC	3.450%	4/15/2051	8,745	6,047
	Duke Energy Carolinas LLC	3.550%	3/15/2052	2,600	1,823
	Duke Energy Corp.	6.100%	9/15/2053	2,462	2,452
	Duke Energy Corp.	5.800%	6/15/2054	7,619	7,283
	Duke Energy Florida LLC	6.350%	9/15/2037	766	831
	Duke Energy Florida LLC	5.650%	4/1/2040	4,408	4,478
	Duke Energy Florida LLC	3.850%	11/15/2042	1,466	1,174
	Duke Energy Florida LLC	3.400%	10/1/2046	2,000	1,428
	Duke Energy Florida LLC	4.200%	7/15/2048	3,036	2,383
	Duke Energy Florida LLC	3.000%	12/15/2051	2,544	1,596
	Duke Energy Florida LLC	6.200%	11/15/2053	2,580	2,696
	Duke Energy Indiana LLC	6.120%	10/15/2035	1,012	1,077
	Duke Energy Indiana LLC	6.350%	8/15/2038	783	852
	Duke Energy Indiana LLC	6.450%	4/1/2039	1,324	1,441
	Duke Energy Indiana LLC	4.200%	3/15/2042	9,468	7,961
	Duke Energy Indiana LLC	4.900%	7/15/2043	22,691	20,608
	Duke Energy Indiana LLC	3.250%	10/1/2049	2,595	1,745
	Duke Energy Indiana LLC	2.750%	4/1/2050	10,163	6,146
	Duke Energy Indiana LLC	5.400%	4/1/2053	8,960	8,325
	Duke Energy Indiana LLC	5.900%	5/15/2055	7,510	7,487
	Duke Energy Ohio Inc.	3.700%	6/15/2046	7,825	5,813
	Duke Energy Ohio Inc.	4.300%	2/1/2049	1,036	820
	Duke Energy Ohio Inc.	5.650%	4/1/2053	810	782
	Duke Energy Progress LLC	4.100%	5/15/2042	2,250	1,873
	Duke Energy Progress LLC	4.100%	3/15/2043	17,371	14,307
	Duke Energy Progress LLC	4.150%	12/1/2044	13,597	11,023
	Duke Energy Progress LLC	4.200%	8/15/2045	7,062	5,733
	Duke Energy Progress LLC	3.600%	9/15/2047	2,086	1,513
	Duke Energy Progress LLC	2.500%	8/15/2050	1,086	619
	Duke Energy Progress LLC	2.900%	8/15/2051	22,042	13,520
	Duke Energy Progress LLC	4.000%	4/1/2052	2,146	1,617
	Duke Energy Progress LLC	5.550%	3/15/2055	9,134	8,747
[5]	Engie SA	5.625%	4/3/2053	400	465
	Entergy Arkansas LLC	4.200%	4/1/2049	1,500	1,176
	Entergy Arkansas LLC	2.650%	6/15/2051	2,808	1,626
	Entergy Arkansas LLC	5.750%	6/1/2054	4,286	4,182
	Entergy Corp.	3.750%	6/15/2050	3,500	2,480
	Entergy Louisiana LLC	4.200%	9/1/2048	1,537	1,215
	Entergy Louisiana LLC	4.200%	4/1/2050	1,500	1,168
	Entergy Louisiana LLC	2.900%	3/15/2051	2,954	1,823
	Entergy Louisiana LLC	5.650%	4/15/2056	9,380	9,001
	Entergy Texas Inc.	5.000%	9/15/2052	421	368
	Entergy Texas Inc.	5.800%	9/1/2053	980	967
	Entergy Texas Inc.	5.550%	9/15/2054	3,788	3,577
	Evergy Kansas Central Inc.	4.125%	3/1/2042	1,123	934
	Evergy Kansas Central Inc.	4.625%	9/1/2043	1,243	1,064
	Evergy Kansas Central Inc.	3.250%	9/1/2049	1,400	939
	Evergy Kansas Central Inc.	3.450%	4/15/2050	500	347
	Exelon Corp.	5.100%	6/15/2045	2,000	1,807
	Exelon Corp.	4.450%	4/15/2046	484	397
	Exelon Corp.	4.100%	3/15/2052	2,511	1,890
	Exelon Corp.	5.600%	3/15/2053	288	271
	Exelon Corp.	5.875%	3/15/2055	4,870	4,739
	FirstEnergy Corp.	4.850%	7/15/2047	3,500	3,006
	Florida Power & Light Co.	5.650%	2/1/2037	1,500	1,574
	Florida Power & Light Co.	5.960%	4/1/2039	1,071	1,138

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Power & Light Co.	5.690%	3/1/2040	669	690
	Florida Power & Light Co.	5.250%	2/1/2041	2,797	2,768
	Florida Power & Light Co.	4.050%	6/1/2042	171	144
	Florida Power & Light Co.	3.700%	12/1/2047	3,000	2,240
	Florida Power & Light Co.	3.990%	3/1/2049	2,909	2,254
	Florida Power & Light Co.	2.875%	12/4/2051	3,000	1,865
	Florida Power & Light Co.	5.600%	2/15/2066	5,240	5,004
	Georgia Power Co.	4.750%	9/1/2040	22,306	20,864
	Georgia Power Co.	4.300%	3/15/2042	9,916	8,557
	Georgia Power Co.	3.700%	1/30/2050	7,845	5,719
	Georgia Power Co.	3.250%	3/15/2051	1,000	670
	Georgia Power Co.	5.125%	5/15/2052	570	520
	Idaho Power Co.	5.500%	3/15/2053	1,610	1,540
	Indiana Michigan Power Co.	3.750%	7/1/2047	4,052	2,991
	Indiana Michigan Power Co.	4.250%	8/15/2048	2,726	2,156
	Indiana Michigan Power Co.	5.625%	4/1/2053	2,452	2,368
	Indiana Michigan Power Co.	5.600%	3/15/2056	8,985	8,645
[3]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/2054	5,479	5,149
	Kentucky Utilities Co.	5.125%	11/1/2040	5,190	4,988
	Kentucky Utilities Co.	4.375%	10/1/2045	8,419	6,960
	Kentucky Utilities Co.	3.300%	6/1/2050	2,002	1,344
	Kentucky Utilities Co.	5.850%	8/15/2055	4,340	4,306
	Louisville Gas & Electric Co.	5.850%	8/15/2055	4,340	4,294
	MidAmerican Energy Co.	5.800%	10/15/2036	1,479	1,559
	MidAmerican Energy Co.	4.800%	9/15/2043	16,926	15,192
	MidAmerican Energy Co.	4.250%	5/1/2046	14,118	11,563
	MidAmerican Energy Co.	3.950%	8/1/2047	2,000	1,548
	MidAmerican Energy Co.	3.150%	4/15/2050	1,000	665
	MidAmerican Energy Co.	2.700%	8/1/2052	1,378	830
	MidAmerican Energy Co.	5.850%	9/15/2054	2,000	2,001
	MidAmerican Energy Co.	5.300%	2/1/2055	2,074	1,920
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/2049	52	42
[7]	New England Power Co.	2.807%	10/6/2050	11,641	6,952
[7]	Niagara Mohawk Power Corp.	5.664%	1/17/2054	1,296	1,211
	NiSource Inc.	4.800%	2/15/2044	1,500	1,311
	NiSource Inc.	5.850%	4/1/2055	20,055	19,493
	Northern States Power Co.	6.250%	6/1/2036	831	902
	Northern States Power Co.	6.200%	7/1/2037	1,954	2,123
	Northern States Power Co.	5.350%	11/1/2039	936	933
	Northern States Power Co.	3.400%	8/15/2042	4,000	3,067
	Northern States Power Co.	4.000%	8/15/2045	1	1
	Northern States Power Co.	3.600%	9/15/2047	86	64
	Northern States Power Co.	2.600%	6/1/2051	6,853	4,109
	Northern States Power Co.	3.200%	4/1/2052	3,000	2,022
	Northern States Power Co.	4.500%	6/1/2052	3,102	2,572
	Northern States Power Co.	5.400%	3/15/2054	2,012	1,904
	Northern States Power Co.	5.650%	6/15/2054	4,096	4,000
	Northern States Power Co.	5.650%	5/15/2055	6,950	6,789
	NSTAR Electric Co.	3.100%	6/1/2051	1,000	650
	Oglethorpe Power Corp.	6.200%	12/1/2053	2,262	2,296
	Oglethorpe Power Corp.	5.800%	6/1/2054	2,745	2,635
	Ohio Power Co.	4.000%	6/1/2049	2,724	2,022
	Oklahoma Gas & Electric Co.	4.150%	4/1/2047	1,500	1,191
	Oklahoma Gas & Electric Co.	5.800%	4/1/2055	16,605	16,343
	Oncor Electric Delivery Co. LLC	7.500%	9/1/2038	1,435	1,697
	Oncor Electric Delivery Co. LLC	5.250%	9/30/2040	3,124	3,032
	Oncor Electric Delivery Co. LLC	3.800%	6/1/2049	1,435	1,051
	Oncor Electric Delivery Co. LLC	3.100%	9/15/2049	274	178
	Oncor Electric Delivery Co. LLC	3.700%	5/15/2050	2,195	1,588
	Oncor Electric Delivery Co. LLC	2.700%	11/15/2051	1,500	873
	Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	10,785	9,427
	Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	14,260	13,522
	Pacific Gas & Electric Co.	4.950%	7/1/2050	22,172	18,410
	Pacific Gas & Electric Co.	6.000%	5/1/2056	11,950	11,366
	PECO Energy Co.	4.800%	10/15/2043	7,727	6,823
	PECO Energy Co.	4.150%	10/1/2044	452	369
	PECO Energy Co.	3.700%	9/15/2047	7,828	5,827
	PECO Energy Co.	3.900%	3/1/2048	6,130	4,674
	PECO Energy Co.	2.800%	6/15/2050	3,000	1,830
	PECO Energy Co.	3.050%	3/15/2051	3,180	2,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	PECO Energy Co.	4.600%	5/15/2052	3,170	2,634
	Potomac Electric Power Co.	6.500%	11/15/2037	1,171	1,287
	Potomac Electric Power Co.	7.900%	12/15/2038	143	175
	PPL Electric Utilities Corp.	6.450%	8/15/2037	3,877	4,240
	PPL Electric Utilities Corp.	6.250%	5/15/2039	8,624	9,306
	PPL Electric Utilities Corp.	5.200%	7/15/2041	1,195	1,156
	PPL Electric Utilities Corp.	4.125%	6/15/2044	1,671	1,371
	PPL Electric Utilities Corp.	3.950%	6/1/2047	9,319	7,214
	PPL Electric Utilities Corp.	4.150%	6/15/2048	86	68
	PPL Electric Utilities Corp.	5.250%	5/15/2053	2,282	2,112
	Public Service Co. of Colorado	6.250%	9/1/2037	1,016	1,091
	Public Service Co. of Colorado	3.600%	9/15/2042	13,413	10,298
	Public Service Co. of Colorado	4.300%	3/15/2044	2,864	2,370
	Public Service Co. of Colorado	3.800%	6/15/2047	2,387	1,775
	Public Service Co. of Colorado	4.050%	9/15/2049	5,562	4,247
	Public Service Co. of New Hampshire	5.150%	1/15/2053	1,108	1,010
	Public Service Electric & Gas Co.	3.950%	5/1/2042	106	87
	Public Service Electric & Gas Co.	3.650%	9/1/2042	116	91
	Public Service Electric & Gas Co.	3.600%	12/1/2047	2,000	1,465
	Public Service Electric & Gas Co.	3.850%	5/1/2049	2,909	2,205
	Public Service Electric & Gas Co.	3.200%	8/1/2049	1,076	720
	Public Service Electric & Gas Co.	2.700%	5/1/2050	14,960	9,234
	Public Service Electric & Gas Co.	3.000%	3/1/2051	4,842	3,092
	Public Service Electric & Gas Co.	5.125%	3/15/2053	2,504	2,279
	Public Service Electric & Gas Co.	5.450%	3/1/2054	4,054	3,857
	Public Service Electric & Gas Co.	5.500%	3/1/2055	8,230	7,921
	Public Service Electric & Gas Co.	5.625%	1/1/2056	4,690	4,599
	Puget Sound Energy Inc.	6.274%	3/15/2037	479	513
	Puget Sound Energy Inc.	5.757%	10/1/2039	1,052	1,069
	Puget Sound Energy Inc.	5.795%	3/15/2040	12,300	12,423
	Puget Sound Energy Inc.	4.300%	5/20/2045	382	313
	Puget Sound Energy Inc.	4.223%	6/15/2048	5,423	4,334
	Puget Sound Energy Inc.	3.250%	9/15/2049	21,205	14,145
[3,7]	Rayburn Country Securitization LLC	3.025%	12/1/2041	9,324	7,710
	San Diego Gas & Electric Co.	4.500%	8/15/2040	2,000	1,801
	San Diego Gas & Electric Co.	3.750%	6/1/2047	1,000	739
	San Diego Gas & Electric Co.	4.100%	6/15/2049	2,271	1,745
	San Diego Gas & Electric Co.	2.950%	8/15/2051	1,500	938
	San Diego Gas & Electric Co.	3.700%	3/15/2052	9,010	6,379
	San Diego Gas & Electric Co.	5.550%	4/15/2054	3,723	3,526
	San Diego Gas & Electric Co.	5.950%	3/15/2056	2,340	2,331
[3,7]	Sociedad Transmisora Metropolitana SpA	6.385%	12/15/2055	1,089	1,105
	Southern California Edison Co.	5.950%	2/1/2038	6,000	6,063
	Southern California Edison Co.	4.500%	9/1/2040	9,161	7,874
	Southern California Edison Co.	4.050%	3/15/2042	1,721	1,347
	Southern California Edison Co.	3.900%	3/15/2043	22,235	16,812
	Southern California Edison Co.	4.650%	10/1/2043	20,821	17,381
	Southern California Edison Co.	3.600%	2/1/2045	4,037	2,845
	Southern California Edison Co.	4.000%	4/1/2047	35,964	26,522
	Southern California Edison Co.	4.125%	3/1/2048	14,219	10,600
	Southern California Edison Co.	4.875%	3/1/2049	3,194	2,647
	Southern California Edison Co.	3.650%	2/1/2050	2,000	1,368
	Southern California Edison Co.	2.950%	2/1/2051	1,573	938
	Southern California Edison Co.	3.450%	2/1/2052	18,962	12,312
	Southern California Edison Co.	5.450%	6/1/2052	3,235	2,856
	Southern California Edison Co.	5.900%	3/1/2055	14,363	13,521
	Southern California Gas Co.	5.125%	11/15/2040	1,879	1,806
	Southern California Gas Co.	4.125%	6/1/2048	19,988	15,398
	Southern California Gas Co.	4.300%	1/15/2049	3,461	2,749
	Southern California Gas Co.	5.600%	4/1/2054	2,448	2,328
	Southern Co.	4.400%	7/1/2046	1,000	823
	Southern Power Co.	4.900%	10/1/2035	3,640	3,526
	Southwestern Electric Power Co.	3.900%	4/1/2045	9	7
	Southwestern Public Service Co.	4.500%	8/15/2041	1,435	1,256
	Southwestern Public Service Co.	3.400%	8/15/2046	154	108
	Southwestern Public Service Co.	3.700%	8/15/2047	4,125	3,021
	Southwestern Public Service Co.	3.150%	5/1/2050	8,014	5,161
	Tampa Electric Co.	3.450%	3/15/2051	2,172	1,501
	Tampa Electric Co.	5.000%	7/15/2052	1,400	1,250
	Tucson Electric Power Co.	3.250%	5/1/2051	14,910	9,783

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tucson Electric Power Co.	5.500%	4/15/2053	6,833	6,449
	Union Electric Co.	3.900%	9/15/2042	4,348	3,511
	Union Electric Co.	4.000%	4/1/2048	40	31
	Union Electric Co.	3.250%	10/1/2049	2,025	1,359
	Union Electric Co.	3.900%	4/1/2052	1,586	1,183
	Union Electric Co.	5.450%	3/15/2053	2,334	2,204
	Union Electric Co.	5.250%	1/15/2054	8,060	7,385
[5]	United Utilities Water Finance plc	5.250%	1/22/2046	500	562
	Virginia Electric & Power Co.	6.000%	5/15/2037	26,798	28,287
	Virginia Electric & Power Co.	6.350%	11/30/2037	1,954	2,112
	Virginia Electric & Power Co.	8.875%	11/15/2038	968	1,263
	Virginia Electric & Power Co.	4.450%	2/15/2044	3,103	2,629
	Virginia Electric & Power Co.	4.200%	5/15/2045	2,000	1,615
	Virginia Electric & Power Co.	3.800%	9/15/2047	21,072	15,746
	Virginia Electric & Power Co.	4.600%	12/1/2048	5,450	4,520
	Virginia Electric & Power Co.	3.300%	12/1/2049	4,578	3,042
	Virginia Electric & Power Co.	2.450%	12/15/2050	15,519	8,673
	Virginia Electric & Power Co.	2.950%	11/15/2051	21,679	13,343
	Virginia Electric & Power Co.	4.625%	5/15/2052	12,077	9,965
	Virginia Electric & Power Co.	5.450%	4/1/2053	2,700	2,524
	Virginia Electric & Power Co.	5.700%	8/15/2053	2,404	2,327
	Virginia Electric & Power Co.	5.350%	1/15/2054	2,901	2,672
	Virginia Electric & Power Co.	5.550%	8/15/2054	5,636	5,325
	Virginia Electric & Power Co.	5.650%	3/15/2055	12,679	12,140
	Virginia Electric & Power Co.	5.700%	3/15/2056	27,020	26,001
	Wisconsin Electric Power Co.	4.300%	10/15/2048	86	70
	Wisconsin Electric Power Co.	5.650%	3/15/2056	4,690	4,575
	Wisconsin Power & Light Co.	5.700%	12/15/2055	3,030	2,932
	Wisconsin Public Service Corp.	3.300%	9/1/2049	4,138	2,793
[5]	Yorkshire Water Finance plc	2.750%	4/18/2041	1,000	833
					1,509,841
Total Corporate Bonds (Cost $9,514,152)					8,306,808
Sovereign Bonds (1.5%)
[7]	CDP Financial Inc.	5.600%	11/25/2039	1,500	1,585
[7]	Kingdom of Saudi Arabia	5.875%	1/12/2056	11,959	11,474
	Kingdom of Saudi Arabia	5.875%	1/12/2056	5,300	5,089
	Kingdom of Saudi Arabia	3.450%	2/2/2061	556	347
[7]	OMERS Finance Trust	4.000%	4/19/2052	14,250	11,104
	Republic of Chile	3.100%	5/7/2041	28,169	21,606
	Republic of Chile	3.100%	1/22/2061	3,261	2,015
[6]	Republic of Lithuania	0.500%	7/28/2050	585	289
[7]	Republic of Paraguay	6.650%	3/4/2055	3,182	3,359
	Republic of Poland	6.125%	4/14/2056	23,560	23,631
	State of Israel	3.875%	7/3/2050	5,220	3,732
	State of Israel	5.750%	3/12/2054	16,133	15,193
	State of Israel	3.800%	5/13/2060	45,165	29,618
[6]	United Mexican States	5.125%	3/19/2038	3,705	4,268
	United Mexican States	3.771%	5/24/2061	25,050	15,115
Total Sovereign Bonds (Cost $157,952)					148,425
Taxable Municipal Bonds (7.1%)
	Alameda County Joint Powers Authority Lease (Abatement) Revenue	7.046%	12/1/2044	1,000	1,109
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/2050	29,460	30,009
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	8.084%	2/15/2050	1,500	1,857
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/2049	10,885	11,255
	Board of Regents of the University of Texas System College & University Revenue	3.852%	8/15/2046	145	117
	Board of Regents of the University of Texas System College & University Revenue	4.794%	8/15/2046	6,645	6,207
	California GO	5.125%	3/1/2038	2,420	2,420
	California GO	7.550%	4/1/2039	6,840	8,091
	California GO	7.300%	10/1/2039	4,260	4,874
	California GO	7.350%	11/1/2039	2,795	3,211
	California GO	7.625%	3/1/2040	3,980	4,716
	California GO	7.600%	11/1/2040	37,735	45,226
	California GO	5.875%	10/1/2041	8,990	9,306
	California GO	5.200%	3/1/2043	5,015	4,899
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.353%	6/1/2041	2,060	1,871
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/2034	1,080	1,262
	California State University College & University Revenue	3.899%	11/1/2047	1,720	1,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	2.975%	11/1/2051	20,745	13,744
	California State University College & University Revenue	2.719%	11/1/2052	8,145	5,268
	Central Texas Turnpike System Highway Revenue	3.029%	8/15/2041	50	39
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/2040	25,668	28,603
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/2038	14,375	13,179
	Commonwealth of Massachusetts GO	5.456%	12/1/2039	1,330	1,336
	Dallas Area Rapid Transit Sales Tax Revenue	2.613%	12/1/2048	14,830	9,931
	Dallas County Hospital District GO	5.621%	8/15/2044	1,151	1,120
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/2114	1,954	1,607
	Duke University College & University Revenue	5.850%	4/1/2037	165	177
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/2057	1,062	1,123
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/2057	3,745	3,986
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.214%	6/1/2050	14,505	10,465
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/2042	1,440	1,436
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/2052	2,830	1,951
	Houston TX GO	3.961%	3/1/2047	1,640	1,395
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/2037	2,435	2,415
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/2045	15,270	14,732
	Los Angeles Department of Water & Power Electric Power & Light Revenue	6.574%	7/1/2045	4,585	4,802
	Los Angeles Department of Water & Power Water Revenue	6.603%	7/1/2050	1,860	1,980
	Louisiana Local Government Environmental Facilities & Community Development Authority Intergovernmental Agreement Revenue (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/2039	2,420	2,487
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/2056	10,545	10,099
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue	3.052%	7/1/2040	1,226	952
	Metropolitan Transportation Authority Dedicated Tax Fund Miscellaneous Taxes Revenue	7.336%	11/15/2039	31,065	35,966
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/2040	405	448
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/2049	125	115
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	7.462%	10/1/2046	6,090	7,077
	New Jersey Rutgers State University College & University Revenue	5.665%	5/1/2040	745	756
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/2119	20,370	13,288
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	6.561%	12/15/2040	1,000	1,095
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/2040	4,113	4,816
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/2041	26,731	30,552
	New York City Municipal Water Finance Authority Water Revenue	5.724%	6/15/2042	9,800	9,736
	New York City Municipal Water Finance Authority Water Revenue	5.952%	6/15/2042	1,720	1,749
	New York City Municipal Water Finance Authority Water Revenue	6.011%	6/15/2042	670	685
	New York City Municipal Water Finance Authority Water Revenue	5.440%	6/15/2043	1,285	1,232
	New York City Municipal Water Finance Authority Water Revenue	5.882%	6/15/2044	11,965	12,026
	New York NY GO	6.271%	12/1/2037	2,640	2,785
	New York NY GO	5.264%	10/1/2044	4,445	4,254
	New York NY GO	5.559%	10/1/2045	4,350	4,261
	New York NY GO	5.650%	2/1/2046	4,605	4,579
	New York NY GO	5.372%	10/1/2051	4,350	4,050
	New York NY GO	5.796%	2/1/2052	11,455	11,450
	New York NY GO	5.263%	10/1/2052	1,500	1,380
	New York NY GO	5.828%	10/1/2053	17,315	17,404
	New York NY GO	5.935%	2/1/2055	1,330	1,334
	New York NY GO	5.392%	10/1/2055	8,700	8,167
	New York State Dormitory Authority College & University Revenue	5.832%	7/1/2055	10,635	10,899
[10]	New York State Dormitory Authority Health, Hospital, Nursing Home Revenue	4.946%	8/1/2048	3,070	2,691
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/2033	6	6
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/2039	11,335	11,569
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/2040	9	9
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/2049	18,270	19,662
	Ohio State University College & University Revenue	4.800%	6/1/2111	3,159	2,572
	Pennsylvania State University College & University Revenue	2.790%	9/1/2043	1,060	806
	Permanent University Fund - Texas A&M University System College & University Revenue	3.100%	7/1/2049	595	438
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	2,255	2,363
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/2040	7,940	8,321
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/2062	31,055	25,591
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/2069	24,995	15,573
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/2042	18,935	15,380
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/2043	27,180	23,002
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.808%	2/1/2041	1,090	1,122
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/2042	1,340	1,277
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/2043	680	678
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/2050	1,340	1,464
[10]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	3.492%	1/15/2050	2,086	1,559
	Texas GO	5.517%	4/1/2039	7,517	7,619
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/2041	3,630	3,648

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue (North Tarrant Express Managed Lanes Project)	3.922%	12/31/2049	4,425	3,479
	University of California College & University Revenue	3.931%	5/15/2045	4,300	3,955
	University of California College & University Revenue	4.858%	5/15/2112	20,002	16,366
	University of California College & University Revenue	4.767%	5/15/2115	1,000	804
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/2048	10,935	11,437
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/2049	865	906
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/2050	24,935	16,218
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/2053	545	460
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/2060	1,640	1,031
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.706%	5/15/2120	825	510
	University of Michigan College & University Revenue	2.437%	4/1/2040	1,586	1,189
	University of Michigan College & University Revenue	3.599%	4/1/2047	19,654	16,097
	University of Michigan College & University Revenue	3.504%	4/1/2052	5,292	3,801
	University of Michigan College & University Revenue	3.504%	4/1/2052	7,379	5,300
	University of Minnesota College & University Revenue	4.048%	4/1/2052	13,648	10,736
	University of Nebraska Facilities Corp. College & University Revenue	3.037%	10/1/2049	60	43
	University of Virginia College & University Revenue	2.256%	9/1/2050	2,420	1,366
	University of Virginia College & University Revenue	2.584%	11/1/2051	2,135	1,277
	University of Virginia College & University Revenue	3.227%	9/1/2119	26,570	14,648
Total Taxable Municipal Bonds (Cost $810,165)					715,717
				Shares
Temporary Cash Investments (1.3%)
Money Market Fund (1.2%)
[11]	Vanguard Market Liquidity Fund	3.685%		1,247,859	124,773
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.1%)
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.000%–4.375%, 6/30/2026–5/15/2053, with a value of $1,020)	3.650%	5/1/2026	1,000	1,000
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $1,000, collateralized by U.S. Government Agency Obligations 2.000%–4.500%, 6/1/2030–12/1/2048, with a value of $1,020)	3.650%	5/1/2026	1,000	1,000
	Bank of America Securities, LLC (Dated 4/30/2026, Repurchase Value $5,001, collateralized by U.S. Government Agency Obligations 5.000%, 3/1/2056, with a value of $5,100)	3.660%	5/1/2026	5,000	5,000
	Barclays Capital Inc. (Dated 4/30/2026, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 3.750%, 5/15/2028, with a value of $1,020)	3.640%	5/1/2026	1,000	1,000
	Citigroup Global Markets Inc. (Dated 4/30/2026, Repurchase Value $1,400, collateralized by U.S. Treasury Obligations 3.750%, 10/31/2032, with a value of $1,428)	3.640%	5/1/2026	1,400	1,400
	JP Morgan Securities, LLC (Dated 4/30/2026, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 0.000%–0.500%, 10/22/2026–10/31/2027, with a value of $1,020)	3.640%	5/1/2026	1,000	1,000
	Nomura International plc (Dated 4/30/2026, Repurchase Value $1,000, collateralized by U.S. Treasury Obligations 2.875%, 5/15/2028, with a value of $1,020)	3.640%	5/1/2026	1,000	1,000

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Wells Fargo & Co. (Dated 4/30/2026, Repurchase Value $1,000, collateralized by U.S. Government Agency Obligations 6.000%, 1/20/2056, with a value of $1,020)	3.650%	5/1/2026	1,000	1,000
				12,400
Total Temporary Cash Investments (Cost $137,173)				137,173
Total Investments (99.1%) (Cost $11,414,298)				10,062,565
Other Assets and Liabilities—Net (0.9%)				90,024
Net Assets (100%)				10,152,589
Cost is in $000.
1	Securities with a value of $7,847 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $23,327 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Face amount denominated in British pounds.
6	Face amount denominated in euro.
7	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2026, the aggregate value was $647,559, representing 6.4% of net assets.
8	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2026.
9	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
10	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
GO—General Obligation Bond.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	June 2026	256	27,606	(76)
Euro-Schatz	June 2026	10	1,241	(13)
Long U.S. Treasury Bond	June 2026	1,097	123,790	(1,833)
Ultra 10-Year U.S. Treasury Note	June 2026	629	70,989	(432)
Ultra Long U.S. Treasury Bond	June 2026	829	95,361	(789)
				(3,143)

Short Futures Contracts
2-Year U.S. Treasury Note	June 2026	(59)	(12,220)	(1)
10-Year Japanese Government Bond	June 2026	(6)	(4,954)	89
10-Year U.S. Treasury Note	June 2026	(391)	(43,242)	377
Euro-Bobl	June 2026	(7)	(948)	18
Euro-Bund	June 2026	(3)	(441)	6
Euro-Buxl	June 2026	(52)	(6,651)	176
Long Gilt	June 2026	(19)	(2,239)	131
Ultra 10-Year U.S. Treasury Note	June 2026	(66)	(7,449)	30
Ultra Long U.S. Treasury Bond	June 2026	(773)	(88,919)	1,689
				2,515
				(628)

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	6/17/2026	EUR	3,509	USD	4,057	72	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Toronto-Dominion Bank	6/17/2026	EUR	614	USD	714	7	—
Wells Fargo Bank N.A.	6/17/2026	EUR	515	USD	609	—	(4)
State Street Bank & Trust Co.	6/17/2026	EUR	189	USD	223	—	(1)
Toronto-Dominion Bank	6/17/2026	JPY	29,350	USD	186	3	—
State Street Bank & Trust Co.	6/17/2026	USD	182	AUD	254	—	(1)
State Street Bank & Trust Co.	6/17/2026	USD	17,524	EUR	15,080	—	(214)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	124	EUR	107	—	(2)
JPMorgan Chase Bank, N.A.	6/17/2026	USD	2,291	GBP	1,701	—	(24)
State Street Bank & Trust Co.	6/17/2026	USD	481	GBP	360	—	(8)
						82	(254)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-HY-S46-V1	6/21/2031	USD	17,510	5.000	1,350	91
CDX-NA-IG-S46-V1	6/21/2031	USD	768,167	1.000	17,035	3,354
					18,385	3,445
1 Periodic premium received/(paid) quarterly.
USD—U.S. dollar.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
Centrally Cleared Interest Rate Swaps
Termination Date	Future Effective Date	Notional Amount ($000)	Interest Rate Received (%)	Interest Rate (Paid) (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
10/3/2050	N/A	21,500	3.960[1]	(3.842)[2]	(895)	(893)
4/10/2051	N/A	33,500	4.131[1]	(3.650)[2]	(524)	(496)
10/4/2055	N/A	27,000	3.842[2]	(3.925)[1]	1,269	1,271
4/10/2056	N/A	30,000	3.650[2]	(4.101)[1]	502	484
10/2/2065	N/A	5,500	3.810[1]	(3.842)[2]	(308)	(303)
					44	63
1	Interest payment received/(paid) annually.
2	Based on Secured Overnight Financing Rate (SOFR) as of the most recent reset date. Interest payment received/(paid) annually.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation

(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The fund had no open swaption contracts at April 30, 2026.
E.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G.	Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared credit default and interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	724,071	—	724,071
Asset-Backed/Commercial Mortgage-Backed Securities	—	30,371	—	30,371
Corporate Bonds	—	8,306,808	—	8,306,808
Sovereign Bonds	—	148,425	—	148,425
Taxable Municipal Bonds	—	715,717	—	715,717
Temporary Cash Investments	124,773	12,400	—	137,173
Total	124,773	9,937,792	—	10,062,565
Derivative Financial Instruments
Assets
Futures Contracts[1]	2,516	—	—	2,516
Forward Currency Contracts	—	82	—	82
Swap Contracts[1]	—	5,200	—	5,200
Total	2,516	5,282	—	7,798
Liabilities
Futures Contracts[1]	(3,144)	—	—	(3,144)
Forward Currency Contracts	—	(254)	—	(254)
Swap Contracts[1]	—	(1,692)	—	(1,692)
Total	(3,144)	(1,946)	—	(5,090)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.